OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia High Yield Opportunity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.7%
Aerospace & Defense 3.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,030,000	$2,009,700
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	214,000	215,070
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	981,000	922,140
03/15/21	7.125%	1,210,000	1,137,400
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,691,000	2,765,002
Oshkosh Corp.
03/01/17	8.250%	293,000	301,058
03/01/20	8.500%	1,443,000	1,488,094
TransDigm, Inc. (a)
12/15/18	7.750%	999,000	1,016,482
Total			9,854,946
Automotive 2.7%
Accuride Corp. Senior Secured
08/01/18	9.500%	315,000	317,362
Allison Transmission, Inc. (a)
05/15/19	7.125%	585,000	549,900
Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/21	8.250%	893,000	763,515
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	362,000	311,320
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	245,000	240,713
02/15/21	6.750%	1,904,000	1,870,680
Delphi Corp. (a)
Senior Notes
05/15/19	5.875%	417,000	400,320
05/15/21	6.125%	278,000	266,880
International Automotive Components Group SL Senior Secured (a)(c)
06/01/18	9.125%	126,000	123,795
Lear Corp.
03/15/18	7.875%	1,325,000	1,404,500
03/15/20	8.125%	330,000	353,100
Visteon Corp. Senior Notes (a)
04/15/19	6.750%	1,563,000	1,453,590
Total			8,055,675
Banking 0.6%
Capital One/IV (d)
02/17/37	6.745%	1,115,000	1,085,731

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Banking Group PLC (a)(c)(d)
11/29/49	6.267%	$1,173,000	$668,610
Total			1,754,341
Brokerage 1.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	870,000	856,950
06/01/16	6.750%	1,070,000	1,091,400
Senior Unsecured PIK
11/30/17	12.500%	1,150,000	1,322,500
Nuveen Investments, Inc.
11/15/15	10.500%	300,000	289,500
Total			3,560,350
Building Materials 1.7%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	2,155,000	2,063,412
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	865,000	743,900
Gibraltar Industries, Inc. (d)
12/01/15	8.000%	620,000	609,150
Interface, Inc.
12/01/18	7.625%	265,000	271,294
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	605,000	574,750
Nortek, Inc. (a)
04/15/21	8.500%	647,000	553,185
Nortek, Inc. (a)(b)
12/01/18	10.000%	103,000	98,365
Total			4,914,056
Chemicals 3.3%
CF Industries, Inc.
05/01/18	6.875%	1,260,000	1,423,800
05/01/20	7.125%	55,000	62,975
Chemtura Corp.
09/01/18	7.875%	237,000	243,517
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,642,000	1,535,270
Lyondell Chemical Co. Senior Secured (a)
11/01/17	8.000%	1,397,000	1,543,685
MacDermid, Inc. Senior Subordinated Notes (a)
04/15/17	9.500%	580,000	551,000
Nalco Co. (a)
01/15/19	6.625%	1,880,000	2,068,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Nova Chemicals Corp. (c)
Senior Unsecured
11/01/16	8.375%	$500,000	$536,875
11/01/19	8.625%	805,000	880,469
Polypore International, Inc.
11/15/17	7.500%	920,000	910,800
Total			9,756,391
Construction Machinery 3.0%
Case New Holland, Inc. Senior Notes
12/01/17	7.875%	1,947,000	2,107,627
Columbus McKinnon Corp.
02/01/19	7.875%	319,000	314,215
Manitowoc Co., Inc. (The)
02/15/18	9.500%	850,000	888,250
11/01/20	8.500%	795,000	791,025
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	1,210,000	1,076,900
RSC Equipment Rental, Inc./Holdings III LLC (b)
02/01/21	8.250%	485,000	452,263
United Rentals North America, Inc.
12/15/19	9.250%	1,400,000	1,449,000
United Rentals North America, Inc. (b)
09/15/20	8.375%	1,320,000	1,204,500
Xerium Technologies, Inc. (a)
06/15/18	8.875%	715,000	672,100
Total			8,955,880
Consumer Cyclical Services 0.5%
Garda World Security Corp. Senior Unsecured (a)(c)
03/15/17	9.750%	653,000	679,120
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	803,000	796,978
Total			1,476,098
Consumer Products 0.8%
Central Garden and Pet Co.
03/01/18	8.250%	400,000	390,000
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	1,915,000	2,077,775
Total			2,467,775
Diversified Manufacturing 1.6%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	1,000,000	1,030,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
CPM Holdings, Inc. Senior Secured (d)
09/01/14	10.625%	$902,000	$958,375
SPX Corp. (a)
09/01/17	6.875%	413,000	430,553
Tomkins LLC/Inc. Secured (a)
10/01/18	9.000%	332,000	351,920
WireCo WorldGroup, Inc. Senior Unsecured (a)(d)
05/15/17	9.750%	1,840,000	1,890,600
Total			4,661,448
Electric 2.1%
AES Corp. (The) Senior Notes (a)(b)
07/01/21	7.375%	1,011,000	1,021,110
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	840,000	850,500
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	1,624,000	1,136,800
Energy Future Holdings Corp. Senior Secured (d)
01/15/20	10.000%	1,450,000	1,455,613
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	673,000	673,000
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	1,025,000	1,101,875
Total			6,238,898
Entertainment 1.0%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	965,000
Cinemark U.S.A., Inc. (a)
06/15/21	7.375%	195,000	188,663
Regal Cinemas Corp.
07/15/19	8.625%	456,000	471,960
Six Flags, Inc. (a)(e)(f)(g)
06/01/14	9.625%	950,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	850,000	898,875
02/01/19	6.750%	176,000	167,200
Vail Resorts, Inc. (a)
05/01/19	6.500%	228,000	228,000
Total			2,919,698

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Environmental 0.4%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	$1,222,000	$1,292,265

Food and Beverage 0.6%
ARAMARK Holdings Corp. Senior Notes PIK (a)
05/01/16	8.625%	341,000	341,852
Cott Beverages, Inc.
11/15/17	8.375%	400,000	415,000
09/01/18	8.125%	435,000	450,225
Darling International, Inc.
12/15/18	8.500%	195,000	211,088
Dean Foods Co. (b)
12/15/18	9.750%	333,000	340,493
Total			1,758,658
Gaming 3.9%
Boyd Gaming Corp. Senior Notes (a)(b)
12/01/18	9.125%	1,009,000	943,415
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	691,000	744,553
Caesars Entertainment Operating Co., Inc. (b)
Secured
12/15/18	10.000%	745,000	584,825
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,453,000	1,569,240
MGM Resorts International (b)
06/01/16	7.500%	470,000	417,125
Senior Unsecured
03/01/18	11.375%	636,000	688,470
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	270,000	286,875
ROC Finance LLC/1 Corp. Secured (a)
09/01/18	12.125%	1,538,000	1,584,140
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	1,785,000	1,791,944
Senior Secured
10/01/20	6.535%	310,000	307,005
Seneca Gaming Corp. (a)
12/01/18	8.250%	790,000	776,175
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	1,757,000	1,155,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	$876,000	$884,760
Total			11,733,754
Gas Distributors 0.3%
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	917,000	946,803

Gas Pipelines 2.5%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	787,000	879,472
09/15/20	6.500%	2,518,000	2,719,440
El Paso Corp. (b)
Senior Unsecured
06/15/14	6.875%	340,000	378,692
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	480,000	525,600
12/01/18	6.875%	525,000	536,813
07/15/21	6.500%	1,389,000	1,392,472
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,070,000	1,048,600
Total			7,481,089
Health Care 6.2%
AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	272,000	275,400
American Renal Associates Holdings, Inc. Senior Unsecured PIK (a)
03/01/16	9.750%	210,000	206,850
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	409,000	407,978
CDRT Merger Sub, Inc. (a)(b)
06/01/19	8.125%	352,000	328,240
CHS/Community Health Systems, Inc. (b)
07/15/15	8.875%	1,058,000	1,072,548
ConvaTec Healthcare E SA Senior Unsecured (a)(c)
12/15/18	10.500%	1,494,000	1,359,540
HCA, Inc.
02/15/22	7.500%	1,544,000	1,528,560
Senior Secured
02/15/20	6.500%	1,581,000	1,598,786
09/15/20	7.250%	3,627,000	3,726,742
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	708,000	688,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Healthsouth Corp.
06/15/16	10.750%	$341,000	$359,329
02/15/20	8.125%	593,000	595,965
09/15/22	7.750%	131,000	131,000
InVentiv Health, Inc. (a)
08/15/18	10.000%	1,341,000	1,210,252
LifePoint Hospitals, Inc.
10/01/20	6.625%	401,000	390,975
Multiplan, Inc. (a)
09/01/18	9.875%	909,000	922,635
Radnet Management, Inc.
04/01/18	10.375%	180,000	177,750
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	623,000	610,540
STHI Holding Corp. Secured (a)
03/15/18	8.000%	325,000	308,750
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	550,000	583,000
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,940,000	1,847,850
02/01/19	7.750%	90,000	84,375
Total			18,415,595
Home Construction 0.3%
Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	1,145,000	967,525

Independent Energy 8.7%
Antero Resources Finance Corp. Senior Notes (a)
08/01/19	7.250%	51,000	49,598
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	135,000	139,388
Senior Unsecured
06/01/14	10.250%	240,000	268,800
11/01/20	6.750%	305,000	296,613
Brigham Exploration Co.
10/01/18	8.750%	735,000	801,150
Brigham Exploration Co. (a)
06/01/19	6.875%	211,000	208,890
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,649,000	1,681,980
Chaparral Energy, Inc.
10/01/20	9.875%	367,000	373,422
09/01/21	8.250%	987,000	942,585
Chesapeake Energy Corp.
08/15/20	6.625%	2,400,000	2,508,000
02/15/21	6.125%	1,424,000	1,445,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Comstock Resources, Inc.
10/15/17	8.375%	$892,000	$912,070
04/01/19	7.750%	260,000	260,000
Concho Resources, Inc.
10/01/17	8.625%	537,000	574,590
01/15/21	7.000%	1,003,000	1,028,075
Continental Resources, Inc.
04/01/21	7.125%	736,000	754,400
EXCO Resources, Inc.
09/15/18	7.500%	1,574,000	1,507,105
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	666,000	662,670
Laredo Petroleum, Inc. Senior Unsecured (a)
02/15/19	9.500%	1,788,000	1,895,280
MEG Energy Corp. (a)(c)
03/15/21	6.500%	945,000	945,000
Oasis Petroleum, Inc. Senior Unsecured (a)
02/01/19	7.250%	1,040,000	1,019,200
Petrohawk Energy Corp.
08/15/18	7.250%	1,653,000	1,927,811
Petrohawk Energy Corp. (a)
06/01/19	6.250%	635,000	738,187
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,105,000	1,160,250
Range Resources Corp.
05/15/19	8.000%	480,000	522,000
08/01/20	6.750%	945,000	989,887
06/01/21	5.750%	712,000	715,560
Southwestern Energy Co.
02/01/18	7.500%	655,000	748,510
Venoco, Inc. Senior Unsecured
02/15/19	8.875%	988,000	884,260
Total			25,960,641
Life Insurance 0.9%
ING Groep NV (c)(d)
12/29/49	5.775%	3,135,000	2,633,400

Lodging 0.5%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	1,395,000	1,513,575

Media Cable 4.6%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	2,110,000	2,120,550
04/30/20	8.125%	1,289,000	1,363,117

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	$1,694,000	$1,761,760
DISH DBS Corp.
09/01/19	7.875%	2,308,000	2,452,250
DISH DBS Corp. (a)
06/01/21	6.750%	2,614,000	2,633,605
Insight Communications Co., Inc. Senior Notes (a)
07/15/18	9.375%	705,000	803,700
Quebecor Media, Inc. (c)
Senior Unsecured
03/15/16	7.750%	1,025,000	1,032,688
03/15/16	7.750%	1,340,000	1,350,050
Total			13,517,720
Media Non-Cable 8.1%
AMC Networks, Inc. (a)
07/15/21	7.750%	1,115,000	1,154,025
Belo Corp. Senior Unsecured
11/15/16	8.000%	840,000	886,200
CMP Susquehanna Corp. (a)(d)(f)
05/15/14	3.417%	112,000	111,793
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,562,000	1,257,410
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,870,000	3,070,900
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	780,000	678,600
EH Holding Corp. Senior Secured (a)
06/15/19	6.500%	1,308,000	1,308,000
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	897,000	874,575
Intelsat Jackson Holdings SA (a)(c)
04/01/19	7.250%	330,000	318,450
04/01/21	7.500%	1,150,000	1,112,625
Intelsat Luxembourg SA (a)(c)(d)
PIK
02/04/17	11.500%	712,000	691,530
Intelsat Luxembourg SA (c)
PIK
02/04/17	11.500%	1,012,000	982,905
National CineMedia LLC Senior Unsecured (a)
07/15/21	7.875%	785,000	741,825
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,471,000	1,518,807

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
RR Donnelley & Sons Co.
Senior Unsecured
06/15/20	7.625%	$551,000	$509,675
RR Donnelley & Sons Co. (b)
Senior Unsecured
05/15/18	7.250%	458,000	419,070
Salem Communications Corp. Secured
12/15/16	9.625%	1,412,000	1,434,945
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,239,000	2,384,535
Univision Communications, Inc. (a)
05/15/21	8.500%	1,005,000	854,250
Senior Secured
11/01/20	7.875%	1,580,000	1,516,800
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	2,041,000	2,112,435
Total			23,939,355
Metals 4.7%
Alpha Natural Resources, Inc.
06/01/19	6.000%	563,000	554,555
06/01/21	6.250%	563,000	550,333
Arch Coal, Inc. (a)
06/15/19	7.000%	1,491,000	1,472,362
06/15/21	7.250%	994,000	981,575
Calcipar SA Senior Secured (a)(c)
05/01/18	6.875%	1,164,000	1,102,890
Consol Energy, Inc.
04/01/17	8.000%	880,000	936,100
04/01/20	8.250%	1,785,000	1,918,875
FMG Resources August 2006 Proprietary Ltd. (a)(c)
11/01/15	7.000%	1,687,000	1,693,326
02/01/16	6.375%	622,000	604,895
02/01/18	6.875%	1,006,000	995,940
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	869,000	849,448
Novelis, Inc. (c)
12/15/20	8.750%	1,120,000	1,178,800
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	960,000	981,600
Total			13,820,699
Non-Captive Consumer 1.3%
SLM Corp.
Senior Notes
01/25/16	6.250%	820,000	838,402
Senior Unsecured
03/25/20	8.000%	1,321,000	1,357,369

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	$1,896,000	$1,592,640
Total			3,788,411
Non-Captive Diversified 7.5%
Ally Financial, Inc.
12/01/17	6.250%	1,165,000	1,120,632
03/15/20	8.000%	4,398,000	4,441,980
09/15/20	7.500%	950,000	933,375
CIT Group, Inc. (a)
Secured
05/02/17	7.000%	6,375,000	6,295,312
CIT Group, Inc. (a)(b)
Secured
04/01/18	6.625%	1,135,000	1,135,000
Ford Motor Credit Co. LLC Senior Unsecured (b)
02/01/21	5.750%	3,741,000	3,730,189
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,850,000	1,900,875
05/15/19	6.250%	810,000	733,083
12/15/20	8.250%	785,000	798,738
International Lease Finance Corp. (d)
Senior Unsecured
03/15/17	9.000%	1,019,000	1,047,022
Total			22,136,206
Oil Field Services 1.5%
Offshore Group Investments Ltd. (a)(c)
Senior Secured
08/01/15	11.500%	460,000	487,063
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	1,863,000	1,984,095
Oil States International, Inc. (a)
06/01/19	6.500%	1,372,000	1,372,000
Trinidad Drilling Ltd. Senior Unsecured (a)(c)
01/15/19	7.875%	559,000	569,254
Total			4,412,412
Other Industry 0.3%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	828,000	480,240
Interline Brands, Inc.
11/15/18	7.000%	448,000	448,000
Total			928,240
Packaging 2.8%
ARD Finance SA Senior Secured PIK (a)(c)
06/01/18	11.125%	282,000	241,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Ardagh Packaging Finance PLC (a)(c)
10/15/20	9.125%	$1,520,000	$1,466,800
Senior Secured
10/15/17	7.375%	497,000	489,545
Graham Packaging Co. LP/Capital Corp., Inc.
01/01/17	8.250%	670,000	676,700
Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
04/15/19	7.125%	2,083,000	1,973,642
08/15/19	7.875%	976,000	966,240
Senior Unsecured
08/15/19	9.875%	2,643,000	2,484,420
Total			8,298,457
Paper 0.9%
Cascades, Inc. (c)
12/15/17	7.750%	1,630,000	1,581,100
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	1,565,000	1,248,088
Total			2,829,188
Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)
01/15/22	7.250%	424,000	432,480
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	1,036,000	1,041,180
Mylan, Inc. (a)
11/15/18	6.000%	1,134,000	1,128,330
Warner Chilcott Co./Finance LLC (a)
09/15/18	7.750%	580,000	569,850
Total			3,171,840
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	982,000	991,820

Retailers 1.5%
Asbury Automotive Group, Inc.
11/15/20	8.375%	140,000	137,550
Limited Brands, Inc.
04/01/21	6.625%	605,000	612,562
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	255,000	267,113
10/01/19	7.500%	406,000	438,480
10/15/20	7.375%	1,297,000	1,387,790
Rite Aid Corp.
06/15/17	9.500%	355,000	310,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Rite Aid Corp. (b)
Senior Secured
08/15/20	8.000%	$400,000	$420,000
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	933,000	835,035
Total			4,409,155
Technology 4.7%
Amkor Technology, Inc. (a)(b)
Senior Unsecured
06/01/21	6.625%	1,363,000	1,270,997
Amkor Technology, Inc. (b)
Senior Unsecured
05/01/18	7.375%	777,000	782,828
CDW LLC/Finance Corp. (a)
04/01/19	8.500%	1,210,000	1,113,200
Cardtronics, Inc.
09/01/18	8.250%	970,000	1,018,500
CommScope, Inc. (a)
01/15/19	8.250%	278,000	275,220
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	385,000	392,700
First Data Corp. (a)
01/15/21	12.625%	1,472,000	1,391,040
Senior Secured
06/15/19	7.375%	410,000	385,400
08/15/20	8.875%	1,260,000	1,247,400
First Data Corp. (b)
09/24/15	9.875%	843,000	771,345
Freescale Semiconductor, Inc. Senior Secured (a)(c)
04/15/18	9.250%	700,000	736,750
Interactive Data Corp.
08/01/18	10.250%	1,505,000	1,595,300
NXP BV/Funding LLC Senior Secured (a)(c)
08/01/18	9.750%	922,000	968,100
SunGard Data Systems, Inc.
11/15/18	7.375%	960,000	914,400
iGate Corp. (a)
05/01/16	9.000%	1,077,000	1,023,150
Total			13,886,330
Transportation Services 0.9%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	884,000	855,270
Hertz Corp. (The) (a)
10/15/18	7.500%	980,000	970,200
01/15/21	7.375%	808,000	773,660
Total			2,599,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 4.2%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	$399,000	$403,988
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	573,000	507,105
MetroPCS Wireless, Inc.
09/01/18	7.875%	740,000	752,950
11/15/20	6.625%	767,000	717,145
Nextel Communications, Inc.
08/01/15	7.375%	478,000	470,232
SBA Telecommunications, Inc.
08/15/19	8.250%	352,000	372,240
Sprint Capital Corp.
11/15/28	6.875%	1,275,000	1,141,125
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%	3,797,000	3,977,357
Wind Acquisition Finance SA (a)(c)
Secured
07/15/17	11.750%	2,914,000	3,023,275
Senior Secured
02/15/18	7.250%	1,122,000	1,060,290
Total			12,425,707
Wirelines 5.2%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	2,063,000	2,008,914
Cincinnati Bell, Inc.
10/15/17	8.250%	1,690,000	1,685,775
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	2,855,000	2,990,612
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	401,000	380,950
Level 3 Communications, Inc. Senior Unsecured (a)(b)
02/01/19	11.875%	750,000	778,125
Level 3 Escrow, Inc. Senior Unsecured (a)(b)
07/01/19	8.125%	824,000	782,800
Level 3 Financing, Inc.
02/15/17	8.750%	975,000	955,500
02/01/18	10.000%	807,000	813,053
Level 3 Financing, Inc. (a)
04/01/19	9.375%	340,000	336,600
PAETEC Holding Corp.
12/01/18	9.875%	955,000	1,017,075
Senior Secured
06/30/17	8.875%	785,000	837,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Qwest Corp. Senior Unsecured
06/15/23	7.500%	$2,260,000	$2,228,925
Windstream Corp.
09/01/18	8.125%	630,000	653,625
Total			15,469,942
Total Corporate Bonds & Notes (Cost: $285,256,744)			$283,943,473

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.7%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (a)(f)(l)
10/01/11	7.358%	3,250,000	1,883,570
Total Municipal Bonds (Cost: $3,250,000)			$1,883,570

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.6%
CONSUMER PRODUCTS —%
Simmons Holdco, Inc. Term Loan (d)(f)(g)(h)(i)
02/15/12	6.732%	1,922,817	4,807

Gaming 0.4%
Caesars Octavius LLC Tranche B Term Loan (d)(i)
04/25/17	9.250%	827,000	789,785
ROC Finance LLC Tranche B Term Loan (d)(i)
08/19/17	8.500%	392,000	380,240
Total			1,170,025

MEDIA NON-CABLE 0.2%
Cumulus Media, Inc. 2nd Lien Term Loan (d)(i)(j)
01/14/19	7.500%	595,000	569,712

Total Senior Loans (Cost: $3,484,977)			$1,744,544

Issuer		Shares	Value

Common Stocks 0.4%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.4%
Six Flags Entertainment Corp.		37,596	$1,261,346
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (e)(g)		50,004	—
Total Common Stocks (Cost: $1,430,640)			$1,261,346

Preferred Stocks —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Radio Holdings Corp. (a)(f)(g)(k)		26,213	$262

Total Preferred Stocks (Cost: $262)			$262

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
CMP Susquehanna Corp. (a)(f)(g)		29,954	$300

Total Warrants (Cost: $300)			$300

		Shares	Value

Money Market Fund 1.3%
Columbia Short-Term Cash Fund, 0.139% (m)(n)		3,926,482	$3,926,482

Total Money Market Fund (Cost: $3,926,482)			$3,926,482

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.2%
Repurchase Agreements 6.2%
Barclays Capital, Inc. dated 08/31/11, matures 09/01/11, repurchase price $6,534,300 (o)
	0.030%	6,534,295	$6,534,295

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citigroup Global Markets, Inc. dated 08/31/11, matures 09/01/11, repurchase price $10,000,036 (o)
	0.130%	$10,000,000	$10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
G.X. Clarke and Co. dated 08/31/11, matures 09/01/11, repurchase price $2,000,012 (o)
	0.220%	$2,000,000	$2,000,000
Total			18,534,295
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,534,295)			$18,534,295

Total Investments
(Cost: $315,883,700) (p)			$311,294,272(q	)
Other Assets & Liabilities, Net			(14,477,836)

Net Assets			$296,816,436

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $115,791,635 or 39.01% of net assets.

(b)	At August 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $31,498,290 or 10.61% of net assets.
(d)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(e)	Negligible market value.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $2,000,732, representing 0.67% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
CMP Susquehanna Corp.
3.417% 05/15/14	03-26-2009	$105,731
CMP Susquehanna Corp.	03-26-2009	300
CMP Susquehanna Radio Holdings Corp.	03-26-2009	262
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
7.358% 10/01/11	10-04-2004	3,250,000
Simmons Holdco, Inc.
Term Loan
6.732% 02/15/12	02-02-07 - 02-16-10	1,687,075
Six Flags, Inc.
9.625% 06/01/14	05-07-2010	—

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $5,369, which represents 0.00% of net assets.

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on this security. At August 31, 2011, the value of this security amounted to $4,807, which represents 0.00% of net assets.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of August 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k)	Non-income producing.
(l)	The issuer is in default of certain debt covenants. Income is being partially accrued. At August 31, 2011, the value of this security amounted to $1,883,570, which represents 0.63% of net assets.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(n)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$24,578,576	$(20,652,094)	$—	$3,926,482	$1,803	$3,926,482

(o)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.030%)

Security Description	Value
United States Treasury Note/Bond	$6,664,981
Total Market Value of Collateral Securities	$6,664,981

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$3,939,304
Fannie Mae-Aces	280,337
Freddie Mac REMICS	5,049,404
Government National Mortgage Association	930,955
Total Market Value of Collateral Securities	$10,200,000

G.X. Clarke and Co. (0.220%)

Security Description	Value
Fannie Mae Discount Notes	$1,040
Fannie Mae Interest Strip	806
Federal Farm Credit Bank	385,037
Federal Home Loan Banks	597,815
Federal Home Loan Mortgage Corp	280,451
Federal National Mortgage Association	502,774
Freddie Mac Strips	7,153
Resolution Funding Corp Interest Strip	129
Tennessee Valley Authority	14,697
Tennessee Valley Authority Generic Strip	6,046
United States Treasury Inflation Indexed Bonds	80,587
United States Treasury Note/Bond	71,453
United States Treasury Strip Coupon	74,282
United States Treasury Strip Principal	17,768
Total Market Value of Collateral Securities	$2,040,038

(p)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $315,884,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	6,625,000.00
Unrealized Depreciation	(11,215,000.00)
Net Unrealized Appreciation/Depreciation	(4,590,000.00)

(q)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK  Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs (b)
Equity Securities
Common Stocks
Consumer Discretionary	$1,261,346	$—	$—	$1,261,346
Preferred Stocks
Information Technology	—	—	262	262
Warrants
Consumer Discretionary	—	—	300	300
Total Equity Securities	1,261,346	—	562	1,261,908

Bonds
Corporate Bonds & Notes	—	283,943,473	—	283,943,473
Municipal Bonds	—	1,883,570	—	1,883,570
Total Bonds	—	285,827,043	—	285,827,043

Other
Senior Loans	—	1,739,737	4,807	1,744,544
Affiliated Money Market Fund(c)	3,926,482	—	—	3,926,482
Investments of Cash Collateral Received for Securities on Loan	—	18,534,295	—	18,534,295
Total Other	3,926,482	20,274,032	4,807	24,205,321

Total	$5,187,828	$306,101,074	$5,369	$311,294,272

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Preferred Stocks and Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

Certain Senior Loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds &	Senior	Preferred
	Notes	Loans	Stocks	Warrants	Total

Balance as of May 31, 2011	$103,040	$4,807	$262	$300	$108,409
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	—	—	—
Sales	—	—	—	—	—
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(103,040)	—	—	—	(103,040)
Balance as of August 31, 2011	$—	$4,807	$262	$300	$5,369

Portfolio of Investments

Columbia International Bond Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes 4.7%
NETHERLANDS 0.4%
Bank Nederlandse Gemeenten Senior Unsecured (a)
11/07/16	1.850%	JPY	$18,000,000	$250,576

SUPRA-NATIONAL 3.6%
Asian Development Bank Senior Unsecured (a)
06/21/27	2.350%	JPY	50,000,000	728,064
Eurofima Senior Unbubordinated Notes (a)
10/21/19	4.375%	EUR	100,000	158,278
European Investment Bank Senior Unsecured (a)
06/20/17	1.400%	JPY	49,000,000	669,600
Nordic Investment Bank Senior Unsecured (a)
04/27/17	1.700%	JPY	50,000,000	694,643
Total				2,250,585

UKRAINE 0.2%
MHP SA (a)(b)
04/29/15	10.250%		100,000	101,896

UNITED STATES 0.4%
General Electric Capital Corp. Senior Unsecured
03/21/12	1.000%	JPY	20,000,000	261,561

URUGUAY 0.1%
Uruguay Government International Bond (a)
04/05/27	4.250%	UYU	1,300,000	99,195

Total Corporate Bonds & Notes (Cost: $2,410,809)				$2,963,813

Foreign Government Obligations 91.3%

ARGENTINA 0.5%
Argentina Bonos (a)
Senior Unsecured
10/03/15	7.000%		100,000	97,250
04/17/17	7.000%		220,000	199,100
Argentine Republic Government International Bond Senior Unsecured (a)
12/31/33	8.280%		52,691	43,207
Total				339,557

AUSTRALIA 4.1%
Treasury Corp. of Victoria (a)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
AUSTRALIA (CONTINUED)
11/15/18	5.500%	AUD	$1,500,000	$1,665,799
Local Government Guaranteed
11/15/16	5.750%	AUD	95,000	106,836
06/15/20	6.000%	AUD	720,000	822,796
Total				2,595,431

AUSTRIA 0.4%
Austria Government Bond Senior Unsecured (a)
09/15/17	4.300%	EUR	170,000	271,900

BELGIUM 0.2%
Belgium Government Bond (a)
03/28/15	3.500%	EUR	75,000	110,128

BRAZIL 0.6%
Brazilian Government International Bond (a)
01/20/34	8.250%		70,000	101,675
Senior Unsecured
02/03/15	7.375%	EUR	30,000	49,197
03/07/15	7.875%		50,000	60,775
Petrobras International Finance Co. (a)
01/27/21	5.375%		150,000	158,911
Total				370,558

BRITAIN 7.2%
Network Rail Infrastructure Finance PLC Government Guaranteed (a)
12/09/30	4.375%	GBP	60,000	103,061
United Kingdom Gilt (a)
09/07/16	4.000%	GBP	155,000	281,687
03/07/19	4.500%	GBP	1,540,000	2,899,238
09/07/20	3.750%	GBP	150,000	266,627
03/07/25	5.000%	GBP	253,000	491,725
03/07/36	4.250%	GBP	300,000	523,222
Total				4,565,560

BULGARIA 0.1%
Bulgaria Government International Bond (a)(b)
01/15/15	8.250%		60,000	69,834

CANADA 6.8%
Canadian Government Bond (a)
06/01/19	3.750%	CAD	920,000	1,044,411
Province of Ontario (a)
06/02/19	4.400%	CAD	2,100,000	2,352,952
Province of Quebec Canada (a)
12/01/17	4.500%	CAD	700,000	792,781

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
Province of Quebec Senior Unsecured (a)
04/29/19	5.000%	EUR	$50,000	$82,528
Total				4,272,672

CHINA 0.1%
China Government International Bond Senior Unsecured (a)
10/29/13	4.750%		50,000	53,922

COLOMBIA 0.9%
Colombia Government International Bond (a)
07/12/21	4.375%		200,000	211,000
Senior Unsecured
05/21/24	8.125%		50,000	69,000
Ecopetrol SA Senior Unsecured (a)
07/23/19	7.625%		45,000	54,788
Empresas Publicas de Medellin ESP Senior Unsecured (a)(b)
02/01/21	8.375%	COP	340,000,000	200,137
Total				534,925

DENMARK 0.2%
Denmark Government Bond (a)
11/15/13	5.000%	DKK	695,000	145,708

DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond Senior Unsecured (a)(b)
05/06/21	7.500%		150,000	153,067

FINLAND 0.4%
Finland Government Bond Senior Unsecured (a)
07/04/15	4.250%	EUR	145,000	229,330

FRANCE 8.4%
France Government Bond OAT (a)
04/25/19	4.250%	EUR	228,000	366,858
10/25/20	2.500%	EUR	1,500,000	2,109,933
04/25/29	5.500%	EUR	420,000	756,033
French Treasury Note BTAN (a)
02/25/16	2.250%	EUR	1,400,000	2,047,703
Total				5,280,527

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
GERMANY 13.0%
Bundesobligation (a)
04/08/16	2.750%	EUR	$1,600,000	$2,448,303
Bundesrepublik Deutschland (a)
07/04/14	4.250%	EUR	200,000	314,637
07/04/17	4.250%	EUR	555,000	917,947
01/04/19	3.750%	EUR	190,000	309,058
07/04/21	3.250%	EUR	1,600,000	2,515,669
07/04/28	4.750%	EUR	700,000	1,245,073
07/04/42	3.250%	EUR	300,000	445,129
Total				8,195,816

HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured (a)
07/18/16	3.500%	EUR	40,000	51,708

INDONESIA 1.4%
Indonesia Government International Bond (a)(b)
Senior Unsecured
04/20/15	7.250%		80,000	92,800
04/20/15	7.250%		38,000	44,080
Indonesia Treasury Bond Senior Unsecured (a)
09/15/25	11.000%	IDR	1,330,000,000	201,243
Majapahit Holding BV (a)(b)
08/07/19	8.000%		450,000	543,375
Total				881,498

IRELAND 0.2%
Ireland Government Bond Senior Unsubordinated Notes (a)
10/18/18	4.500%	EUR	90,000	104,734

ITALY 4.5%
Italy Buoni Poliennali Del Tesoro (a)
02/01/18	4.500%	EUR	500,000	715,816
08/01/18	4.500%	EUR	210,000	300,793
03/01/26	4.500%	EUR	1,000,000	1,260,817
Senior Unsecured
03/01/25	5.000%	EUR	407,000	551,798
Total				2,829,224

JAPAN 9.5%
Development Bank of Japan Government Guaranteed (a)
03/17/17	1.750%	JPY	10,000,000	139,134
Japan Government 10-Year Bond (a)
Senior Unsecured
09/20/18	1.500%	JPY	5,900,000	81,819
12/20/18	1.400%	JPY	105,000,000	1,448,830
06/20/20	1.100%	JPY	70,500,000	940,617

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
JAPAN (CONTINUED)
Japan Government 20-Year Bond (a)
Senior Unsecured
12/20/22	1.400%	JPY	$70,000,000	$933,989
09/20/23	1.900%	JPY	29,000,000	405,906
06/20/25	1.900%	JPY	50,000,000	689,124
09/20/29	2.100%	JPY	80,000,000	1,097,755
Japan Government 30-Year Bond Senior Unsecured (a)
09/20/40	2.000%	JPY	20,000,000	259,786
Total				5,996,960

KAZAKHSTAN 0.3%
KazMunayGas National Co. Senior Unsecured (a)(b)
05/05/20	7.000%		200,000	214,237

LITHUANIA 0.2%
Lithuania Government International Bond (a)(b)
03/09/21	6.125%		120,000	128,199

MEXICO 5.9%
Comision Federal de Electricidad Senior Unsecured (a)(b)
05/26/21	4.875%		200,000	205,500
Mexican Bonos (a)
12/13/18	8.500%	MXN	7,205,000	685,736
06/11/20	8.000%	MXN	6,000,000	555,663
05/31/29	8.500%	MXN	19,000,000	1,780,790
Mexico Government International Bond (a)
Senior Unsecured
01/15/17	5.625%		90,000	103,500
01/11/40	6.050%		40,000	45,860
Pemex Project Funding Master Trust (a)
01/21/21	5.500%		300,000	326,550
Pemex Project Funding Master Trust (a)(b)
02/24/25	5.500%	EUR	20,000	27,586
Total				3,731,185

NETHERLANDS 3.9%
Netherlands Government Bond (a)
07/15/16	4.000%	EUR	240,000	381,650
07/15/18	4.000%	EUR	800,000	1,283,738
07/15/20	3.500%	EUR	500,000	775,703
Total				2,441,091

NEW ZEALAND 1.0%
New Zealand Government Bond (a)
Senior Unsecured
04/15/13	6.500%	NZD	55,000	49,358
12/15/17	6.000%	NZD	500,000	468,189

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
NEW ZEALAND (CONTINUED)
05/15/21	6.000%	NZD	$150,000	$141,980
Total				659,527

NORWAY 5.5%
Eksportfinans ASA (a)
03/20/14	1.600%		65,000,000	877,166
Norway Government Bond (a)
05/15/15	5.000%	NOK	2,300,000	471,991
05/19/17	4.250%	NOK	3,240,000	663,371
05/22/19	4.500%	NOK	7,000,000	1,468,864
Total				3,481,392

PANAMA 0.1%
Panama Government International Bond Senior Unsecured (a)
01/26/36	6.700%		65,000	80,438

PERU 0.6%
Peruvian Government International Bond (a)
Senior Unsecured
07/21/25	7.350%		200,000	261,000
11/21/33	8.750%		27,000	40,095
03/14/37	6.550%		45,000	55,012
Total				356,107

PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured (a)
03/17/15	8.875%		105,000	128,756

POLAND 4.1%
Poland Government Bond (a)
10/24/15	6.250%	PLN	2,300,000	839,565
10/25/19	5.500%	PLN	4,800,000	1,667,253
Poland Government International Bond Senior Unsecured (a)
10/19/15	5.000%		50,000	54,150
Total				2,560,968

RUSSIAN FEDERATION 1.8%
Gazprom OAO Via Gaz Capital SA (a)(b)
Senior Unsecured
04/11/18	8.146%		200,000	238,500
03/07/22	6.510%		400,000	436,000
Gazprom OAO Via Gazprom International SA (a)(b)
02/01/20	7.201%		18,178	20,085
Russian Foreign Bond - Eurobond (a)(b)
Senior Unsecured
04/29/20	5.000%		100,000	105,300
Russian Foreign Bond - Eurobond (a)(b)(c)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
RUSSIAN FEDERATION (CONTINUED)
03/31/30	7.500%		$173,000	$207,081
Senior Unsecured
03/31/30	7.500%		122,830	146,941
Total				1,153,907

SOUTH AFRICA 0.3%
South Africa Government International Bond (a)
05/16/13	5.250%	EUR	50,000	74,698
Senior Unsecured
03/08/41	6.250%		120,000	139,956
Total				214,654

SPAIN 2.7%
Instituto de Credito Oficial Government Guaranteed (a)
09/20/12	1.500%	JPY	18,000,000	231,009
Spain Government Bond (a)
04/30/21	5.500%	EUR	1,000,000	1,483,762
Total				1,714,771

SWEDEN 4.4%
Sweden Government Bond (a)
10/08/12	5.500%	SEK	2,775,000	456,620
08/12/17	3.750%	SEK	13,180,000	2,286,834
Total				2,743,454

TURKEY 0.7%
Turkey Government International Bond (a)
Senior Unsecured
03/30/21	5.625%		250,000	267,125

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
TURKEY (CONTINUED)
02/05/25	7.375%	$140,000	$167,300
Total			434,425

URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK (a)
01/15/33	7.875%	40,000	53,100

VENEZUELA 0.7%
Petroleos de Venezuela SA (a)(b)
11/02/17	8.500%	500,000	357,500
Venezuela Government International Bond Senior Unsecured (a)(b)
08/23/22	12.750%	84,000	72,786
Total			430,286

Total Foreign Government Obligations (Cost: $54,357,603)			$57,579,556

		Shares	Value

Money Market Fund 0.1%
Columbia Short-Term Cash Fund, 0.139% (d)(e)		63,100	$63,100

Total Money Market Fund (Cost: $63,100)			$63,100

Total Investments
(Cost: $56,831,512) (f)		$ 60,606,469(g		)
Other Assets & Liabilities, Net			2,446,629

Net Assets			$63,053,098

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(10)	$2,205,000	Jan. 2012	$141	$—
U.S. Treasury Note, 10-year	(5)	645,156	Dec. 2011	—	(773)
Total		$2,850,156		$141	$(773)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

		Currency to be		Currency to be		Unrealized	Unrealized
Counterparty	Exchange Date	Delivered		Received		Appreciation	Depreciation
HSBC Securities (USA), Inc.	September 16, 2011	186,868	(USD)	183,000	(CAD)	—	$(65)
Barclays Bank PLC	October 3, 2011	141,569	(USD)	87,000	(GBP)	—	(392)
J.P. Morgan Securities, Inc.	September 8, 2011	296,485	(USD)	3,500,000	(MXN)	—	(12,962)
Barclays Bank PLC	September 16, 2011	291,760	(USD)	830,000	(PLN)	—	(3,855)
Barclays Bank PLC	September 29, 2011	141,900	(USD)	900,000	(SEK)	—	(196)
Total						$—	$(17,470)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $60,281,808 or 95.60% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $3,364,904 or 5.34% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(e)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$14,144,640	$(14,081,540)	$—	$63,100	$180	$63,100

(f)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $56,832,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,963,000
Unrealized Depreciation	(188,000)
Net Unrealized Appreciation	$3,775,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of

1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$2,963,813	$—	$2,963,813
Foreign Government Obligations	—	57,579,556	—	57,579,556
Total Bonds	—	60,543,369	—	60,543,369

Other
Affiliated Money Market Fund(c)	63,100	—	—	63,100
Total Other	63,100	—	—	63,100

Investments in Securities	63,100	60,543,369	—	60,606,469
Derivatives(d)
Assets
Futures Contracts	—	141	—	141
Liabilities
Futures Contracts	—	(773)	—	(773)
Forward Foreign Currency Exchange Contracts	—	(17,470)	—	(17,470)
Total	$63,100	$60,525,267	$—	$60,588,367

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Strategic Income Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 50.2%
Aerospace & Defense 1.2%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$5,610,000	$5,553,900
Ducommun, Inc. Senior Notes (b)
07/15/18	9.750%	578,000	580,890
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	2,774,000	2,607,560
03/15/21	7.125%	2,923,000	2,747,620
Kratos Defense & Security Solutions, Inc. Senior Secured (c)
06/01/17	10.000%	7,447,000	7,651,792
Oshkosh Corp.
03/01/17	8.250%	1,007,000	1,034,693
03/01/20	8.500%	4,629,000	4,773,656
TransDigm, Inc. (b)
12/15/18	7.750%	1,840,000	1,872,200
Total			26,822,311
Automotive 1.1%
Accuride Corp. Senior Secured
08/01/18	9.500%	900,000	906,750
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	1,603,000	1,506,820
Chrysler Group LLC/Co-Issuer, Inc. (b)
Senior Secured
06/15/21	8.250%	2,414,000	2,063,970
Chrysler Group LLC/Co-Issuer, Inc. (b)(c)
Senior Secured
06/15/19	8.000%	988,000	849,680
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	5,723,000	5,622,847
Dana Holding Corp. (c)
Senior Unsecured
02/15/19	6.500%	710,000	697,575
Delphi Corp. (b)
Senior Notes
05/15/21	6.125%	757,000	726,720
Delphi Corp. (b)(c)
Senior Notes
05/15/19	5.875%	1,137,000	1,091,520
International Automotive Components Group SL Senior Secured (b)(d)
06/01/18	9.125%	346,000	339,945
Lear Corp.
03/15/18	7.875%	3,875,000	4,107,500
03/15/20	8.125%	1,205,000	1,289,350
Tenneco, Inc.
08/15/18	7.750%	496,000	518,320

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
Visteon Corp. Senior Notes (b)
04/15/19	6.750%	$4,272,000		$3,972,960
Total				23,693,957
Banking 1.5%
BES Investimento do Brasil SA Senior Unsecured (b)(d)
03/25/15	5.625%		2,000,000	1,820,000
BanColombia SA Senior Unsecured (b)(d)
06/03/21	5.950%		2,000,000	2,060,000
Banco Cruzeiro do Sul SA Senior Unsecured (b)(d)
01/20/16	8.250%		500,000	469,311
Banco de Credito del Peru Subordinated Notes (b)(d)(e)
10/15/22	7.170%	PEN	2,000,000	759,290
Bank of America Corp. Senior Unsecured
05/13/21	5.000%		12,850,000	12,578,916
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%		15,000	16,107
03/05/38	6.875%		435,000	462,184
JPMorgan Chase & Co. Senior Unsecured (c)
08/15/21	4.350%		2,840,000	2,930,204
Lloyds Banking Group PLC (b)(d)
11/29/49	6.267%		3,152,000	1,796,640
Morgan Stanley
Senior Unsecured
01/26/20	5.500%		500,000	494,860
01/25/21	5.750%		7,275,000	7,492,479
Santander U.S. Debt SA Unipersonal Bank Guaranteed (b)(d)
10/07/15	3.781%		2,100,000	1,869,836
Total				32,749,827
Brokerage 0.5%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%		2,505,000	2,467,425
06/01/16	6.750%		3,175,000	3,238,500
Senior Unsecured PIK
11/30/17	12.500%		3,415,000	3,927,250
Nuveen Investments, Inc.
11/15/15	10.500%		820,000	791,300
Total				10,424,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials 0.7%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	$5,866,000	$5,616,695
Euramax International, Inc. Senior Secured (b)
04/01/16	9.500%	2,380,000	2,046,800
Gibraltar Industries, Inc.
12/01/15	8.000%	2,915,000	2,863,987
Interface, Inc.
12/01/18	7.625%	782,000	800,573
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,999,000	1,899,050
Nortek, Inc. (b)
12/01/18	10.000%	316,000	301,780
Nortek, Inc. (b)(c)
04/15/21	8.500%	1,994,000	1,704,870
Total			15,233,755
Chemicals 1.4%
CF Industries, Inc.
05/01/18	6.875%	4,204,000	4,750,520
05/01/20	7.125%	716,000	819,820
Chemtura Corp.
09/01/18	7.875%	695,000	714,113
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	98,000	85,505
Senior Secured
02/01/18	8.875%	3,877,000	3,624,995
Lyondell Chemical Co. Senior Secured (b)
11/01/17	8.000%	5,997,000	6,626,685
MacDermid, Inc. Senior Subordinated Notes (b)
04/15/17	9.500%	1,663,500	1,580,325
Nalco Co. (b)
01/15/19	6.625%	4,823,000	5,305,300
Nova Chemicals Corp. (d)
Senior Unsecured
11/01/16	8.375%	1,330,000	1,428,087
11/01/19	8.625%	2,105,000	2,302,344
Polypore International, Inc.
11/15/17	7.500%	2,710,000	2,682,900
Total			29,920,594
Construction Machinery 1.1%
Case New Holland, Inc. Senior Notes
12/01/17	7.875%	5,512,000	5,966,740
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	935,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Manitowoc Co., Inc. (The)
11/01/20	8.500%	$1,950,000	$1,940,250
Manitowoc Co., Inc. (The) (c)
02/15/18	9.500%	2,579,000	2,695,055
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	3,296,000	2,933,440
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	1,450,000	1,352,125
United Rentals North America, Inc.
12/15/19	9.250%	3,790,000	3,922,650
United Rentals North America, Inc. (c)
09/15/20	8.375%	3,672,000	3,350,700
Xerium Technologies, Inc. (b)
06/15/18	8.875%	1,920,000	1,804,800
Total			24,901,510
Consumer Cyclical Services 0.2%
Garda World Security Corp. Senior Unsecured (b)(d)
03/15/17	9.750%	2,432,000	2,529,280
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	2,134,000	2,117,995
Total			4,647,275
Consumer Products 0.7%
Central Garden and Pet Co.
03/01/18	8.250%	3,610,000	3,519,750
Jarden Corp.
05/01/17	7.500%	625,000	639,063
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	2,700,000	2,889,000
Sealy Mattress Co.
06/15/14	8.250%	2,550,000	2,492,625
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	5,694,000	6,177,990
Visant Corp.
10/01/17	10.000%	371,000	361,725
Total			16,080,153
Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	2,182,000	2,247,460
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,833,000	3,010,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
SPX Corp.
09/01/17	6.875%	$1,096,000	$1,142,580
Tomkins LLC/Inc. Secured (b)
10/01/18	9.000%	3,719,000	3,942,140
WireCo WorldGroup, Inc. Senior Unsecured (b)
05/15/17	9.750%	5,069,000	5,208,397
Total			15,550,640
Electric 3.7%
AES Corp. (The) Senior Notes (b)(c)
07/01/21	7.375%	4,104,000	4,145,040
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	360,000	380,836
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	904,000	1,061,629
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	3,695,000	3,741,188
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	1,760,000	2,009,580
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	500,000	670,657
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	895,000	1,167,946
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	3,904,000	4,471,232
08/01/41	4.900%	1,045,000	1,041,787
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,930,000	4,217,810
04/01/15	3.350%	8,250,000	8,718,559
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,585,000	4,255,786
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	1,191,000	833,700
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	3,550,000	3,563,742
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	640,000	645,677

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	$1,470,000	$1,829,234
GenOn Energy, Inc. Senior Unsecured (c)
10/15/18	9.500%	1,887,000	1,887,000
Ipalco Enterprises, Inc. Senior Secured (b)
04/01/16	7.250%	2,415,000	2,596,125
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	116,368	114,622
NRG Energy, Inc.
01/15/17	7.375%	1,193,000	1,228,790
Nevada Power Co.
01/15/15	5.875%	4,060,000	4,596,285
05/15/18	6.500%	10,355,000	12,418,845
08/01/18	6.500%	720,000	870,322
04/01/36	6.650%	950,000	1,206,304
PacifiCorp 1st Mortgage
09/15/13	5.450%	255,000	276,103
Pacific Gas & Electric Co. Senior Unsecured (c)
10/01/20	3.500%	1,340,000	1,363,997
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)(d)
11/02/16	6.875%	300,000	344,870
Sierra Pacific Power Co.
05/15/16	6.000%	3,020,000	3,535,689
TransAlta Corp. Senior Unsecured (d)
05/15/18	6.650%	7,330,000	8,544,200
Total			81,737,555
Entertainment 0.5%
AMC Entertainment, Inc.
06/01/19	8.750%	2,188,000	2,204,410
12/01/20	9.750%	2,995,000	2,890,175
Cinemark U.S.A., Inc. (b)
06/15/21	7.375%	538,000	520,515
Regal Cinemas Corp.
07/15/19	8.625%	1,533,000	1,586,655
Six Flags, Inc. (b)(f)(g)(h)
06/01/14	9.625%	1,557,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	815,000	861,863
02/01/19	6.750%	1,048,000	995,600
Vail Resorts, Inc. (b)
05/01/19	6.500%	623,000	623,000
Total			9,682,218

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Environmental 0.1%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	$2,755,000	$2,913,413

Food and Beverage 1.2%
ARAMARK Holdings Corp. Senior Notes PIK (b)
05/01/16	8.625%	416,000	417,040
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	855,000	943,271
Cott Beverages, Inc.
11/15/17	8.375%	1,185,000	1,229,437
09/01/18	8.125%	1,291,000	1,336,185
Darling International, Inc.
12/15/18	8.500%	575,000	622,438
Dean Foods Co. (c)
12/15/18	9.750%	979,000	1,001,028
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	14,587,000	17,261,351
08/23/18	6.125%	235,000	279,393
MHP SA (b)(c)(d)
04/29/15	10.250%	3,204,000	3,264,735
Total			26,354,878
Gaming 1.8%
Boyd Gaming Corp. Senior Notes (b)(c)
12/01/18	9.125%	2,757,000	2,577,795
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	3,937,000	4,242,117
Caesars Entertainment Operating Co., Inc. (c)
Secured
12/15/18	10.000%	1,894,000	1,486,790
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875%	3,390,000	3,864,600
MGM Resorts International
Senior Secured
03/15/20	9.000%	4,221,000	4,558,680
MGM Resorts International (c)
06/01/16	7.500%	995,000	883,063
Senior Unsecured
03/01/18	11.375%	3,545,000	3,837,462
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	3,147,000	3,343,688
ROC Finance LLC/1 Corp. Secured (b)
09/01/18	12.125%	1,419,000	1,461,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
San Pasqual Casino (b)
09/15/13	8.000%	$76,000	$74,860
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	444,000	450,660
10/01/20	7.804%	2,875,000	2,886,184
Senior Secured
10/01/20	6.535%	1,510,000	1,495,413
Seneca Gaming Corp. (b)
12/01/18	8.250%	2,909,000	2,858,093
Shingle Springs Tribal Gaming Authority Senior Notes (b)
06/15/15	9.375%	4,988,000	3,279,610
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	2,523,000	2,548,230
Total			39,848,815
Gas Distributors 0.1%
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	2,364,000	2,440,830

Gas Pipelines 2.4%
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	3,219,000	3,773,016
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	2,970,000	3,307,986
06/01/18	7.250%	3,831,000	4,281,143
09/15/20	6.500%	4,931,000	5,325,480
Enterprise Products Operating LLC
02/01/16	3.200%	2,565,000	2,656,411
02/15/42	5.700%	2,145,000	2,168,930
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	670,000	744,795
Nisource Finance Corp.
09/15/17	5.250%	9,425,000	10,554,426
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	500,000	598,603
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	2,715,000	3,481,208
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	2,170,000	2,376,150
12/01/18	6.875%	1,682,000	1,719,845
07/15/21	6.500%	3,807,000	3,816,518
Southern Natural Gas Co. Senior Unsecured (b)
04/01/17	5.900%	840,000	966,253

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	$2,270,000	$2,224,600
TransCanada PipeLines Ltd. Senior Unsecured (d)
01/15/39	7.625%	575,000	766,578
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (b)
08/15/41	5.400%	2,500,000	2,442,037
Total			51,203,979
Health Care 2.5%
AMGH Merger Sub, Inc. Senior Secured (b)
11/01/18	9.250%	1,047,000	1,060,088
American Renal Associates Holdings, Inc. Senior Unsecured PIK (b)
03/01/16	9.750%	630,000	620,550
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	1,625,000	1,620,938
CDRT Merger Sub, Inc. (b)(c)
06/01/19	8.125%	964,000	898,930
CHS/Community Health Systems, Inc. (c)
07/15/15	8.875%	3,333,000	3,378,829
ConvaTec Healthcare E SA Senior Unsecured (b)(d)
12/15/18	10.500%	5,272,000	4,797,520
HCA, Inc.
02/15/22	7.500%	7,581,000	7,505,190
Senior Secured
02/15/20	6.500%	4,178,000	4,225,002
02/15/20	7.875%	1,665,000	1,764,900
09/15/20	7.250%	5,285,000	5,430,337
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,099,000	2,041,278
Healthsouth Corp.
02/15/20	8.125%	1,982,000	1,991,910
09/15/22	7.750%	380,000	380,000
InVentiv Health, Inc. (b)
08/15/18	10.000%	3,645,000	3,289,612
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,002,000	976,950
Multiplan, Inc. (b)
09/01/18	9.875%	3,145,000	3,192,175
Radnet Management, Inc.
04/01/18	10.375%	535,000	528,313
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	1,692,000	1,658,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
STHI Holding Corp. Secured (b)
03/15/18	8.000%	$891,000	$846,450
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	1,265,000	1,340,900
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	6,289,000	5,990,272
02/01/19	7.750%	410,000	384,375
Total			53,922,679
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	960,000	1,191,224

Home Construction 0.1%
Shea Homes LP/Funding Corp. Senior Secured (b)(c)
05/15/19	8.625%	3,145,000	2,657,525

Independent Energy 4.8%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	4,140,000	4,653,728
09/15/17	6.375%	6,650,000	7,655,745
Antero Resources Finance Corp. Senior Notes (b)
08/01/19	7.250%	136,000	132,260
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	335,000	345,888
Senior Unsecured
06/01/14	10.250%	535,000	599,200
11/01/20	6.750%	760,000	739,100
Brigham Exploration Co.
10/01/18	8.750%	3,385,000	3,689,650
Brigham Exploration Co. (b)
06/01/19	6.875%	497,000	492,030
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	4,856,000	4,953,120
Chaparral Energy, Inc.
10/01/20	9.875%	1,090,000	1,109,075
09/01/21	8.250%	2,849,000	2,720,795
Chesapeake Energy Corp.
08/15/20	6.625%	7,070,000	7,388,150
02/15/21	6.125%	2,966,000	3,010,490
Comstock Resources, Inc.
10/15/17	8.375%	412,000	421,270
04/01/19	7.750%	780,000	780,000
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	3,772,000
01/15/22	6.500%	585,000	587,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Continental Resources, Inc.
10/01/20	7.375%	$212,000	$220,480
04/01/21	7.125%	2,860,000	2,931,500
EXCO Resources, Inc.
09/15/18	7.500%	4,551,000	4,357,582
Goodrich Petroleum Corp. (b)
03/15/19	8.875%	1,972,000	1,962,140
Hilcorp Energy I LP/Finance Co. Senior Notes (b)
02/15/20	8.000%	2,375,000	2,470,000
Laredo Petroleum, Inc. Senior Unsecured (b)
02/15/19	9.500%	5,255,000	5,570,300
MEG Energy Corp. (b)(d)
03/15/21	6.500%	2,610,000	2,610,000
NAK Naftogaz Ukraine Government Guaranteed (d)
09/30/14	9.500%	5,625,000	6,005,372
Newfield Exploration Co.
Senior Subordinated Notes
04/15/16	6.625%	3,810,000	3,905,250
02/01/20	6.875%	2,095,000	2,168,325
Oasis Petroleum, Inc. Senior Unsecured (b)
02/01/19	7.250%	3,186,000	3,122,280
Petrohawk Energy Corp.
08/15/18	7.250%	4,961,000	5,785,766
Petrohawk Energy Corp. (b)
06/01/19	6.250%	6,620,000	7,695,750
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	3,280,000	3,444,000
Range Resources Corp.
05/01/18	7.250%	330,000	348,150
05/15/19	8.000%	1,115,000	1,212,563
08/01/20	6.750%	2,335,000	2,445,913
06/01/21	5.750%	385,000	386,925
Southwestern Energy Co.
02/01/18	7.500%	2,595,000	2,965,470
Venoco, Inc. Senior Unsecured
02/15/19	8.875%	2,732,000	2,445,140
Total			105,103,332
Integrated Energy 0.2%
Lukoil International Finance BV (b)(d)
11/05/19	7.250%	1,100,000	1,204,434
11/09/20	6.125%	2,300,000	2,331,144
TNK-BP Finance SA (b)(d)
03/13/18	7.875%	425,000	483,227
Total			4,018,805

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance 0.3%
ING Groep NV (d)(e)
12/29/49	5.775%	$8,160,000	$6,854,400

Media Cable 1.9%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	370,000	382,950
01/15/19	7.000%	5,325,000	5,351,625
04/30/20	8.125%	4,045,000	4,277,588
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	1,148,000	1,265,670
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	5,292,000	5,609,520
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
11/15/17	8.625%	4,795,000	4,986,800
Comcast Corp.
08/15/37	6.950%	3,430,000	4,005,427
DISH DBS Corp.
02/01/16	7.125%	640,000	652,800
09/01/19	7.875%	800,000	850,000
DISH DBS Corp. (b)
06/01/21	6.750%	6,487,000	6,535,652
Insight Communications Co., Inc. Senior Notes (b)
07/15/18	9.375%	1,935,000	2,205,900
Quebecor Media, Inc. Senior Unsecured (d)
03/15/16	7.750%	4,895,000	4,931,713
Time Warner Cable, Inc.
05/01/17	5.850%	405,000	456,661
02/01/20	5.000%	650,000	691,461
Total			42,203,767
Media Non-Cable 3.4%
AMC Networks, Inc. (b)(c)
07/15/21	7.750%	4,028,000	4,168,980
Belo Corp. Senior Unsecured
11/15/16	8.000%	2,625,000	2,769,375
CMP Susquehanna Corp. (b)(g)
05/15/14	3.417%	175,000	174,676
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	4,218,000	3,395,490
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	7,420,000	7,939,400
Cumulus Media, Inc. (b)(c)
05/01/19	7.750%	2,133,000	1,855,710
EH Holding Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
06/15/21	7.625%	$1,245,000	$1,238,775
Senior Secured
06/15/19	6.500%	3,257,000	3,257,000
Entravision Communications Corp. Senior Secured (c)
08/01/17	8.750%	2,472,000	2,410,200
Intelsat Jackson Holdings SA (b)(d)
04/01/19	7.250%	395,000	381,175
04/01/21	7.500%	2,660,000	2,573,550
Intelsat Luxembourg SA (b)(d)
PIK
02/04/17	11.500%	1,943,000	1,887,139
Intelsat Luxembourg SA (d)
PIK
02/04/17	11.500%	2,809,000	2,728,241
National CineMedia LLC Senior Unsecured (b)
07/15/21	7.875%	2,136,000	2,018,520
News America, Inc.
12/15/35	6.400%	150,000	157,542
Nielsen Finance LLC/Co.
10/15/18	7.750%	4,236,000	4,373,670
RR Donnelley & Sons Co.
Senior Unsecured
06/15/20	7.625%	710,000	656,750
RR Donnelley & Sons Co. (c)
Senior Unsecured
01/15/17	6.125%	220,000	200,200
05/15/18	7.250%	1,231,000	1,126,365
Salem Communications Corp. Secured
12/15/16	9.625%	4,343,000	4,413,574
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	7,032,000	7,489,080
TCM Sub LLC (b)
01/15/15	3.550%	5,510,000	5,848,113
Univision Communications, Inc. (b)
05/15/21	8.500%	2,880,000	2,448,000
Senior Secured
11/01/20	7.875%	4,390,000	4,214,400
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	5,487,000	5,679,045
Total			73,404,970
Metals 2.1%
Aleris International, Inc. Senior Unsecured (g)(h)
06/01/20	6.000%	3,093	3,031
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,535,000	1,511,975
06/01/21	6.250%	1,535,000	1,500,463

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
ArcelorMittal Senior Unsecured (c)(d)
03/01/21	5.500%	$6,465,000	$6,329,552
Arch Coal, Inc. (b)
06/15/19	7.000%	3,996,000	3,946,050
06/15/21	7.250%	3,685,000	3,638,937
Calcipar SA Senior Secured (b)(d)
05/01/18	6.875%	3,196,000	3,028,210
Consol Energy, Inc.
04/01/17	8.000%	1,116,000	1,187,145
04/01/20	8.250%	5,019,000	5,395,425
FMG Resources August 2006 Proprietary Ltd. (b)(d)
11/01/15	7.000%	4,931,000	4,949,491
02/01/16	6.375%	1,855,000	1,803,988
02/01/18	6.875%	2,853,000	2,824,470
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	2,362,000	2,308,855
Noranda Aluminum Acquisition Corp. PIK
05/15/15	4.417%	261,227	240,982
Novelis, Inc. (d)
12/15/17	8.375%	100,000	103,250
12/15/20	8.750%	4,242,000	4,464,705
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	2,860,000	2,924,350
Total			46,160,879
Non-Captive Consumer 0.5%
SLM Corp.
Senior Notes
01/25/16	6.250%	2,434,000	2,488,624
SLM Corp. (c)
Senior Unsecured
03/25/20	8.000%	3,637,000	3,737,130
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,319,000	4,467,960
Total			10,693,714
Non-Captive Diversified 3.7%
Ally Financial, Inc.
12/01/17	6.250%	2,930,000	2,818,414
03/15/20	8.000%	15,451,000	15,605,510
09/15/20	7.500%	4,065,000	3,993,862
CIT Group, Inc. (b)
Secured
05/02/17	7.000%	18,075,000	17,849,062
CIT Group, Inc. (b)(c)
Secured
04/01/18	6.625%	3,125,000	3,125,000
Ford Motor Credit Co. LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
Senior Unsecured
04/15/15	7.000%	$597,000	$637,298
05/15/18	5.000%	544,000	527,957
Ford Motor Credit Co. LLC (c)
Senior Unsecured
01/15/20	8.125%	9,515,000	10,634,478
02/01/21	5.750%	2,554,000	2,546,619
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	9,365,000	9,654,688
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	2,989,000	3,071,198
05/15/19	6.250%	1,589,000	1,438,110
International Lease Finance Corp. (c)
Senior Unsecured
09/01/17	8.875%	4,555,000	4,680,262
12/15/20	8.250%	3,500,000	3,561,250
Total			80,143,708
Oil Field Services 0.6%
Gazstream SA for Gazprom OAO (b)(d)
07/22/13	5.625%	12,311	12,741
Novatek Finance Ltd. (b)(c)(d)
02/03/21	6.604%	300,000	335,399
Offshore Group Investments Ltd. (b)(d)
Senior Secured
08/01/15	11.500%	1,250,000	1,323,540
Offshore Group Investments Ltd. (d)
Senior Secured
08/01/15	11.500%	5,376,000	5,725,440
Oil States International, Inc. (b)
06/01/19	6.500%	3,765,000	3,765,000
Trinidad Drilling Ltd. Senior Unsecured (b)(d)
01/15/19	7.875%	1,652,000	1,682,304
Weatherford International Ltd. (d)
03/15/13	5.150%	14,000	14,746
Total			12,859,170
Other Industry 0.1%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	2,194,000	1,272,520
Chart Industries, Inc.
10/15/15	9.125%	156,000	159,120
Interline Brands, Inc.
11/15/18	7.000%	1,288,000	1,288,000
Total			2,719,640
Packaging 0.9%
ARD Finance SA Senior Secured PIK (b)(d)
06/01/18	11.125%	649,000	554,895

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
Ardagh Packaging Finance PLC (b)(d)
10/15/20	9.125%	$4,135,000	$3,990,275
Senior Secured
10/15/17	7.375%	1,383,000	1,362,255
Reynolds Group Issuer, Inc./LLC (b)
05/15/18	8.750%	455,000	410,637
Senior Secured
04/15/19	7.125%	2,868,000	2,717,430
08/15/19	7.875%	5,224,000	5,171,760
Senior Unsecured
08/15/19	9.875%	6,327,000	5,947,380
Total			20,154,632
Paper 0.4%
Cascades, Inc. (d)
12/15/17	7.750%	4,504,000	4,368,880
Verso Paper Holdings LLC/Inc. Secured (c)
02/01/19	8.750%	4,078,000	3,252,205
Total			7,621,085
Pharmaceuticals 0.4%
Endo Pharmaceuticals Holdings, Inc. (b)
01/15/22	7.250%	1,171,000	1,194,420
Grifols, Inc. Senior Secured (b)
02/01/18	8.250%	3,065,000	3,080,325
Mylan, Inc. (b)
11/15/18	6.000%	3,169,000	3,153,155
Warner Chilcott Co./Finance LLC (b)
09/15/18	7.750%	1,560,000	1,532,700
Total			8,960,600
Railroads 0.2%
CSX Corp. Senior Unsecured (c)
04/15/41	5.500%	3,205,000	3,337,850
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,440,000	1,714,774
Total			5,052,624
Refining 0.1%
United Refining Co. Senior Secured
02/28/18	10.500%	2,926,000	2,955,260

REITs –%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	200	235

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Retailers 0.8%
Asbury Automotive Group, Inc.
11/15/20	8.375%		$380,000	$373,350
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	1,275,000		1,214,133
Limited Brands, Inc.
04/01/21	6.625%	3,220,000		3,260,250
QVC, Inc. (b)
Senior Secured
04/15/17	7.125%	1,493,000		1,563,917
10/01/19	7.500%	1,146,000		1,237,680
10/15/20	7.375%	2,652,000		2,837,640
Rite Aid Corp.
06/15/17	9.500%	975,000		853,125
Rite Aid Corp. (c)
Senior Secured
08/15/20	8.000%	3,180,000		3,339,000
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	2,519,000		2,254,505
Total				16,933,600
Sovereign 0.7%
Morgan Stanley (b)(d)
Senior Unsecured
05/03/17	10.090%	BRL	400,000	238,711
Morgan Stanley (d)
Senior Unsecured
10/22/20	11.500%	BRL	6,285,000	3,948,112
Uruguay Government International Bond (d)
04/05/27	4.250%	UYU	103,055,000	7,863,516
06/26/37	3.700%	UYU	46,000,000	3,144,986
Total				15,195,325
Supranational 0.4%
European Investment Bank (d)
Senior Unsecured
06/20/17	1.400%	JPY	446,000,000	6,094,729
01/18/27	2.150%	JPY	29,100,000	405,498
International Finance Corp. Senior Unsecured (d)
02/28/13	7.500%	AUD	2,675,000	2,990,877
Total				9,491,104
Technology 1.8%
Amkor Technology, Inc. (b)(c)
Senior Unsecured
06/01/21	6.625%	4,190,000		3,907,175
Amkor Technology, Inc. (c)
Senior Unsecured
05/01/18	7.375%	2,395,000		2,412,963
CDW LLC/Finance Corp. (b)
04/01/19	8.500%	3,312,000		3,047,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Cardtronics, Inc.
09/01/18	8.250%	$2,916,000	$3,061,800
CommScope, Inc. (b)
01/15/19	8.250%	818,000	809,820
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,055,000	1,076,100
First Data Corp. (b)
01/15/21	12.625%	4,249,000	4,015,305
Senior Secured
06/15/19	7.375%	1,066,000	1,002,040
08/15/20	8.875%	3,745,000	3,707,550
First Data Corp. (c)
09/24/15	9.875%	1,977,000	1,808,955
Freescale Semiconductor, Inc. Senior Secured (b)(d)
04/15/18	9.250%	2,040,000	2,147,100
Interactive Data Corp.
08/01/18	10.250%	4,310,000	4,568,600
NXP BV/Funding LLC Senior Secured (b)(d)
08/01/18	9.750%	3,104,000	3,259,200
SunGard Data Systems, Inc.
11/15/18	7.375%	2,589,000	2,466,022
iGate Corp. (b)
05/01/16	9.000%	2,952,000	2,804,400
Total			40,094,070
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	2,391,000	2,313,292
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	1,150,000	1,252,513
10/15/37	7.000%	402,000	477,269
Hertz Corp. (The) (b)
10/15/18	7.500%	2,845,000	2,816,550
Hertz Corp. (The) (b)(c)
01/15/21	7.375%	2,028,000	1,941,810
Total			8,801,434
Wireless 1.5%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	1,296,000	1,312,200
Cricket Communications, Inc. (b)
Senior Notes
10/15/20	7.750%	1,574,000	1,392,990
MetroPCS Wireless, Inc.
09/01/18	7.875%	2,415,000	2,457,263
11/15/20	6.625%	1,827,000	1,708,245
Nextel Communications, Inc.
08/01/15	7.375%	1,136,000	1,117,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
SBA Telecommunications, Inc.
08/15/16	8.000%	$780,000	$820,950
08/15/19	8.250%	1,820,000	1,924,650
Sprint Capital Corp.
11/15/28	6.875%	3,030,000	2,711,850
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	4,855,000	5,085,612
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,005,000	2,022,580
VimpelCom Holdings BV (b)(d)
03/01/22	7.504%	1,000,000	953,500
Wind Acquisition Finance SA (b)(d)
Secured
07/15/17	11.750%	8,124,000	8,428,650
Senior Secured
02/15/18	7.250%	3,266,000	3,086,370
Total			33,022,400
Wirelines 3.4%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	5,250,000	6,072,911
08/15/41	5.550%	760,000	800,971
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	2,205,000	2,440,829
Cincinnati Bell, Inc.
10/15/17	8.250%	4,580,000	4,568,550
10/15/20	8.375%	245,000	241,325
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	6,150,000	6,696,102
06/01/36	7.995%	870,000	827,041
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	104,000	109,720
04/15/17	8.250%	260,000	270,400
04/15/20	8.500%	6,695,000	7,013,012
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	1,303,000	1,237,850
Level 3 Communications, Inc. Senior Unsecured (b)
02/01/19	11.875%	2,055,000	2,132,063
Level 3 Escrow, Inc. Senior Unsecured (b)(c)
07/01/19	8.125%	1,656,000	1,573,200
Level 3 Financing, Inc.
02/15/17	8.750%	2,745,000	2,690,100
02/01/18	10.000%	1,620,000	1,632,150
Level 3 Financing, Inc. (b)
04/01/19	9.375%	2,245,000	2,222,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
PAETEC Holding Corp.
12/01/18	9.875%	$3,015,000	$3,210,975
Senior Secured
06/30/17	8.875%	5,158,000	5,506,165
Qtel International Finance Ltd. (b)(c)(d)
10/19/25	5.000%	2,700,000	2,736,881
Qtel International Finance Ltd. (b)(d)
06/10/19	7.875%	600,000	755,833
Qwest Corp. Senior Unsecured
06/15/23	7.500%	5,245,000	5,172,881
Telecom Italia Capital SA (d)
07/18/36	7.200%	105,000	96,792
Telefonica Emisiones SAU (d)
04/27/15	3.729%	7,335,000	7,218,440
06/20/16	6.421%	1,425,000	1,497,599
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	4,725,000	5,565,715
Windstream Corp.
11/01/17	7.875%	400,000	420,500
09/01/18	8.125%	1,485,000	1,540,688
03/15/19	7.000%	395,000	387,100
tw telecom holdings, inc.
03/01/18	8.000%	427,000	439,810
Total			75,078,153
Total Corporate Bonds & Notes (Cost: $1,090,015,181)			$1,099,500,520

Residential Mortgage-Backed Securities - Agency 5.5%
Federal Home Loan Mortgage Corp. (e)(i)
CMO IO Series 3761 Class KS
06/15/40	5.793%	$14,282,839	$2,365,327
CMO IO Series 3852 Class SW
05/15/41	5.793%	17,694,374	3,360,514
Federal Home Loan Mortgage Corp. (i)
05/01/21- 06/01/36	5.000%	6,426,087	6,953,490
01/01/20	10.500%	4,282	4,312
Federal National Mortgage Association (e)(i)
CMO IO Series 2006-5 Class N2
02/25/35	2.110%	10,649,678	526,274
CMO IO Series 2010-135 Class MS
12/25/40	5.732%	7,619,692	1,594,157
Federal National Mortgage Association (i)
05/01/41	4.000%	21,000,000	21,809,649
12/01/20	4.500%	304,162	326,591
05/01/33- 09/01/37	5.000%	7,129,130	7,707,081
02/01/35- 11/01/36	5.500%	4,812,212	5,285,771
04/01/34- 08/01/37	6.000%	17,186,871	19,083,677

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

12/01/31- 11/01/37	6.500%	$5,229,978	$5,878,018
07/01/38	7.000%	380,021	436,906
04/01/16	9.000%	8	8
04/01/14	10.000%	22,535	22,861
Federal National Mortgage Association (i)(j)
09/01/41	4.000%	1,350,000	1,398,937
09/01/41	5.000%	5,200,000	5,601,375
09/01/41	6.500%	725,000	809,508
Federal National Mortgage Association (i)(k)
07/01/40	4.500%	18,570,873	19,784,992
11/01/36	6.500%	11,396,070	12,848,206
10/01/37	7.000%	379,149	436,124
Government National Mortgage Association (e)(i)
CMO IO Series 2010-108 Class PI
02/20/38	5.887%	17,027,542	2,788,876
Government National Mortgage Association (i)
08/15/13	11.750%	2,421	2,439
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	9,230,903	1,441,410

Total Residential Mortgage-Backed Securities - Agency (Cost: $113,706,546)			$120,466,503

Residential Mortgage-Backed Securities - Non-Agency 2.4%

BCAP LLC Trust (b)(e)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.053%	$1,769,159	$1,358,175
BCAP LLC Trust (b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	2,640,000	2,602,995
Castle Peak Loan Trust (b)(i)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	2,515,680	2,515,680
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	6,792,373	6,768,518
Citigroup Mortgage Loan Trust, Inc. (b)(e)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.621%	6,105,977	4,745,565
CMO Series 2009-4 Class 9A2
03/25/36	4.706%	3,040,248	2,341,456
CMO Series 2010-6 Class 2A2
09/25/35	2.760%	1,143,314	866,289
CMO Series 2010-6 Class 3A2
07/25/36	2.733%	4,920,000	4,540,778
CMO Series 2010-7 Class 3A4
12/25/35	7.470%	2,185,000	2,256,836
Credit Suisse Mortgage Capital Certificates (b)(e)(i)
CMO Series 2010-17R Class 1A2
06/26/36	2.539%	2,810,000	1,764,332
Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,155,832
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	4,436,022	4,534,811

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Reremic CMO Series 2010-5 Class 1A6 (b)(e)(i)
04/26/37	4.500%	$1,312,000	$1,170,960
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(e)(i)
06/27/32	4.000%	3,652,495	3,684,820
Wells Fargo Mortgage-Backed Securities Trust (i)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	599,223	594,720
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	3,593,230	3,590,819
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $52,192,241)			$51,492,586

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
Bear Stearns Commercial Mortgage Securities (e)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	$4,845,000	$5,212,333
Bear Stearns Commercial Mortgage Securities (i)
Series 2006-PW14 Class A4
12/11/38	5.201%	5,000,000	5,397,560
Series 2007-T28 Class A1
09/11/42	5.422%	52,374	52,555
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (i)
05/15/36	3.819%	661,975	666,046
GS Mortgage Securities Corp. II (e)(i)
Series 2006-GG6 Class A4
04/10/38	5.553%	4,898,000	5,229,551
GS Mortgage Securities Corp. II (i)
Series 2005-GG4 Class A4A
07/10/39	4.751%	4,825,000	5,146,355
Greenwich Capital Commercial Funding Corp. (e)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,395,000	1,486,499
Greenwich Capital Commercial Funding Corp. (i)
Series 2003-C2 Class A3
01/05/36	4.533%	941,556	950,258
Series 2007-GG11 Class A1
12/10/49	5.358%	342,142	346,982
Series 2007-GG9 Class A4
03/10/39	5.444%	5,650,000	5,969,310
JPMorgan Chase Commercial Mortgage Securities Corp. (i)
Series 2003-CB6 Class A1
07/12/37	4.393%	358,273	362,877
Series 2007-CB18 Class A4
06/12/47	5.440%	4,000,000	4,259,904
Morgan Stanley Capital I (e)(i)
Series 2006-T23 Class AAB
08/12/41	5.978%	3,573,550	3,799,188

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I (i)
Series 2005-HQ6 Class A4A
08/13/42	4.989%	$4,825,000	$5,205,596
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(e)(i)
08/15/45	5.984%	9,600,000	10,526,016
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (e)(i)
08/15/39	5.947%	50,000	54,021
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (e)(i)
10/15/44	5.381%	4,825,000	5,257,436
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $55,224,940)			$59,922,487

Asset-Backed Securities - Non-Agency 0.1%
DT Auto Owner Trust Series 2009-1 Class A1 (b)
10/15/15	2.980%	$533,399	$534,880
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (e)
09/25/34	4.865%	2,177,536	1,627,447
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	688,617	689,524
Total Asset-Backed Securities - Non-Agency (Cost: $3,405,415)			$2,851,851

Inflation-Indexed Bonds 2.8%
U.S. Treasury Inflation-Indexed Bond
01/15/21	1.125%	$10,250,000	$11,587,949
02/15/41	2.125%	26,075,000	33,179,929
04/15/14	1.250%	14,380,000	16,195,213
Total Inflation-Indexed Bonds (Cost: $55,294,573)			$60,963,091

U.S. Treasury Obligations 4.1%
U.S. Treasury
09/30/12	0.375%	$1,000,000	$1,002,461
U.S. Treasury (c)
07/15/12	1.500%	120,000	121,444
07/31/16	1.500%	24,608,000	25,292,348
08/15/21	2.125%	16,339,000	16,201,099
05/15/41	4.375%	37,020,000	42,428,252
U.S. Treasury (l)
STRIPS
11/15/13	0.000%	2,250,000	2,239,213

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/23	0.000%	$4,550,000	$3,264,366
Total U.S. Treasury Obligations (Cost: $88,019,998)			$90,549,183

Foreign Government Obligations(a) 24.6%
ARGENTINA 0.9%
Argentina Bonos (c)(d)
Senior Unsecured
04/17/17	7.000%	$2,660,000	$2,407,300
Argentina Bonos (d)
Senior Unsecured
10/03/15	7.000%	3,275,000	3,184,938
Argentina Republic Government International Bond Senior Unsecured (d)(e)
12/15/35	0.000%	3,250,000	565,500
Argentine Republic Government International Bond Senior Unsecured (d)
12/31/33	8.280%	10,406,497	8,533,328
Provincia de Buenos Aires (b)(d)
Senior Unsecured
10/05/15	11.750%	280,000	277,884
01/26/21	10.875%	2,490,000	2,199,928
Provincia de Cordoba Senior Unsecured (b)(d)
08/17/17	12.375%	3,670,000	3,624,125
Total			20,793,003
AUSTRALIA 0.6%
New South Wales Treasury Corp. Local Government Guaranteed (d)
05/01/12	6.000%	AUD2,760,000	2,977,007
Treasury Corp. of Victoria (d)
Local Government Guaranteed
11/15/16	5.750%	AUD4,600,000	5,173,111
06/15/20	6.000%	AUD4,580,000	5,233,897
Total			13,384,015
BRAZIL 2.0%
Banco Nacional de Desenvolvimento Economico e Social (b)(d)
07/12/20	5.500%	850,000	905,250
Brazil Notas do Tesouro Nacional (d)
01/01/13	10.000%	BRL428,000	2,692,896
Brazilian Government International Bond (d)
01/20/34	8.250%	6,260,000	9,092,650
08/17/40	11.000%	4,700,000	6,457,800
Senior Unsecured
02/03/15	7.375%	EUR3,350,000	5,493,697
01/05/22	12.500%	BRL10,275,000	8,271,507
01/07/41	5.625%	1,100,000	1,226,500
Petrobras International Finance Co. (d)
03/15/19	7.875%	7,880,000	9,582,080
Total			43,722,380

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRITAIN 0.3%
United Kingdom Gilt (d)
03/07/19	4.500%	GBP	800,000	$1,506,098
03/07/25	5.000%	GBP	2,510,000	4,878,379
Total				6,384,477
CANADA 0.8%
Canadian Government Bond (d)
06/01/19	3.750%	CAD	14,000,000	15,893,209
06/01/23	8.000%	CAD	1,400,000	2,208,106
Total				18,101,315
CHILE –%
Empresa Nacional del Petroleo Senior Unsecured (b)(d)
07/08/19	6.250%		$600,000	666,551

COLOMBIA 0.8%
Bogota Distrito Capital Senior Unsecured (b)(d)
07/26/28	9.750%	COP	200,000,000	144,463
Colombia Government International Bond Senior Unsecured (d)
05/21/24	8.125%	1,890,000		2,608,200
Corp. Andina de Fomento Senior Unsecured (d)
06/04/19	8.125%	900,000		1,114,613
Ecopetrol SA Senior Unsecured (c)(d)
07/23/19	7.625%	4,855,000		5,910,962
Empresas Publicas de Medellin ESP (b)(d)
Senior Unsecured
07/29/19	7.625%	100,000		117,569
02/01/21	8.375%	COP	11,190,000,000	6,586,870
Republic of Colombia Senior Unsecured (d)
06/28/27	9.850%	COP	300,000,000	228,577
Total				16,711,254
CROATIA 0.1%
Croatia Government International Bond Senior Unsecured (b)(d)
07/14/20	6.625%	1,395,000		1,405,462

DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond (b)(d)
Senior Unsecured
05/06/21	7.500%	1,675,000		1,709,247
04/20/27	8.625%	2,300,000		2,484,000
Total				4,193,247
EL SALVADOR 0.1%
El Salvador Government International Bond (b)(d)
02/01/41	7.625%	1,500,000		1,537,515

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
EL SALVADOR (CONTINUED)
Senior Unsecured
04/10/32	8.250%		$400,000	$448,000
06/15/35	7.650%	490,000		514,500
Total				2,500,015
FINLAND 0.2%
Finland Government Bond Senior Unsecured (d)
07/04/15	4.250%	EUR	2,720,000	4,301,918

FRANCE 1.0%
France Government Bond OAT (d)
04/25/13	4.000%	EUR	5,300,000	7,984,078
04/25/29	5.500%	EUR	5,920,000	10,656,469
French Treasury Note (d)
07/12/15	2.000%	EUR	2,770,000	4,034,417
Total				22,674,964
GERMANY 1.3%
Bundesrepublik Deutschland (d)
06/20/16	6.000%	EUR	12,600,000	21,958,813
07/04/17	4.250%	EUR	1,850,000	3,059,823
01/04/18	4.000%	EUR	1,180,000	1,938,483
07/04/21	3.250%	EUR	980,000	1,540,847
07/04/34	4.750%	EUR	55,000	99,834
Kreditanstalt fuer Wiederaufbau (d)
01/20/14	1.350%	JPY	63,000,000	844,595
Total				29,442,395
INDONESIA 2.4%
Indonesia Government International Bond (b)(d)
Senior Unsecured
05/04/14	10.375%	6,180,000		7,462,350
04/20/15	7.250%	3,000,000		3,480,000
03/13/20	5.875%	11,125,000		12,599,062
01/17/38	7.750%	1,400,000		1,869,000
Indonesia Treasury Bond (d)
Senior Unsecured
09/15/19	11.500%	IDR	22,600,000,000	3,418,808
11/15/20	11.000%	IDR	2,000,000,000	300,101
06/15/21	12.800%	IDR	17,200,000,000	2,845,664
07/15/22	10.250%	IDR	2,900,000,000	416,554
09/15/25	11.000%	IDR	89,650,000,000	13,564,971
Majapahit Holding BV (b)(c)(d)
01/20/20	7.750%	1,100,000		1,305,595
Majapahit Holding BV (b)(d)
06/28/17	7.250%	562,000		644,464
06/29/37	7.875%	2,780,000		3,349,900
Perusahaan Penerbit SBSN Senior Unsecured (b)(d)
04/23/14	8.800%	700,000		821,100
Total				52,077,569

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
IRELAND 0.1%
Ireland Government Bond Senior Unsubordinated Notes (d)
10/18/18	4.500%	EUR	1,755,000	$2,042,310

ITALY 0.6%
Italy Buoni Poliennali Del Tesoro (d)
08/01/18	4.500%	EUR	9,300,000	13,320,850

JAPAN 0.2%
Japan Government 10-Year Bond Senior Unsecured (d)
09/20/18	1.500%	JPY	330,000,000	4,576,329

KAZAKHSTAN 0.5%
KazMunayGas National Co. (b)(d)
Senior Unsecured
01/23/15	11.750%		$400,000	481,000
07/02/18	9.125%	5,780,000		6,943,225
05/05/20	7.000%	400,000		428,474
04/09/21	6.375%	2,500,000		2,593,750
Total				10,446,449
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)(d)
06/16/21	5.250%	1,250,000		1,237,180

LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)(d)
09/14/17	5.125%	2,150,000		2,218,308

MEXICO 2.7%
Mexican Bonos (d)
12/20/12	9.000%	MXN	53,000,000	4,536,164
12/17/15	8.000%	MXN	14,850,000	1,344,859
12/15/16	7.250%	MXN	6,590,000	588,103
12/14/17	7.750%	MXN	9,500,000	869,374
12/13/18	8.500%	MXN	55,860,000	5,316,479
Mexico Government International Bond (c)(d)
Senior Unsecured
01/15/20	5.125%	5,435,000		6,100,788
Mexico Government International Bond (d)
Senior Unsecured
09/15/16	11.375%	5,690,000		8,136,700
01/11/40	6.050%	3,350,000		3,840,775
Pemex Finance Ltd. (d)
Senior Unsecured
11/15/18	9.150%	2,485,000		3,088,382
Senior Unsecured (NPFGC)
08/15/17	10.610%	1,650,000		2,020,220

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
Pemex Project Funding Master Trust (b)(c)(d)
06/02/41	6.500%		$2,000,000	$2,154,362
Pemex Project Funding Master Trust (d)
03/01/18	5.750%	10,920,000		12,153,785
01/21/21	5.500%	6,050,000		6,585,425
06/15/35	6.625%	870,000		961,505
06/15/38	6.625%	450,000		497,288
Petroleos Mexicanos (d)
05/03/19	8.000%	600,000		756,900
Total				58,951,109
NEW ZEALAND 0.3%
New Zealand Government Bond Senior Unsecured (d)
05/15/21	6.000%	NZD	6,150,000	5,821,180

NORWAY 0.8%
Norway Government Bond (d)
05/15/13	6.500%	NOK	655,000	131,254
05/19/17	4.250%	NOK	87,185,000	17,850,622
Total				17,981,876
PERU 0.4%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(d)(l)
05/31/18	0.000%	1,129,640		960,194
Peruvian Government International Bond (b)(d)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,313,542
Peruvian Government International Bond (d)
Senior Unsecured
11/21/33	8.750%	4,508,000		6,694,380
Total				8,968,116
PHILIPPINES 0.7%
Philippine Government International Bond (d)
Senior Unsecured
01/15/19	9.875%	70,000		97,475
01/20/20	6.500%	1,000,000		1,185,000
01/15/21	4.000%	3,489,000		3,523,890
03/30/26	5.500%	3,825,000		4,169,250
01/14/31	7.750%	200,000		267,000
01/14/36	6.250%	PHP	112,000,000	2,579,278
Power Sector Assets & Liabilities Management Corp. (b)(d)
Government Guaranteed
05/27/19	7.250%	1,910,000		2,301,550
12/02/24	7.390%	1,390,000		1,675,480
Total				15,798,923
POLAND 0.7%
Poland Government Bond (d)
10/24/15	6.250%	PLN	24,300,000	8,870,186
10/25/17	5.250%	PLN	3,655,000	1,271,205
10/25/19	5.500%	PLN	8,700,000	3,021,897

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
POLAND (CONTINUED)
Poland Government International Bond Senior Unsecured (d)
07/15/19	6.375%		$1,470,000	$1,689,030
Total				14,852,318
QATAR 0.2%
Nakilat, Inc. Senior Secured (b)(d)
12/31/33	6.067%	3,260,000		3,520,800

RUSSIAN FEDERATION 2.0%
Gazprom OAO Via Gaz Capital SA (b)(c)(d)
Senior Unsecured
03/07/22	6.510%	4,535,000		4,943,150
Gazprom OAO Via Gaz Capital SA (b)(d)
Senior Unsecured
11/22/16	6.212%	400,000		433,500
04/11/18	8.146%	4,535,000		5,407,988
08/16/37	7.288%	300,000		337,500
Russian Foreign Bond - Eurobond (b)(c)(d)(m)
03/31/30	7.500%	2,495,525		2,987,143
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
04/29/20	5.000%	1,200,000		1,263,600
Russian Foreign Bond - Eurobond (b)(d)(m)
Senior Unsecured
03/31/30	7.500%	19,211,650		22,982,897
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(d)
11/22/25	6.800%	5,160,000		5,294,475
Total				43,650,253
SOUTH AFRICA 0.3%
South Africa Government Bond (d)
09/15/17	8.250%	ZAR	37,000,000	5,544,577
South Africa Government International Bond Senior Unsecured (d)
03/08/41	6.250%	1,500,000		1,749,450
Total				7,294,027
SUPRA-NATIONAL 0.4%
European Investment Bank Senior Unsecured (d)
12/07/11	5.500%	GBP	5,250,000	8,625,063

SWEDEN 0.8%
Sweden Government Bond (d)
08/12/17	3.750%	SEK	108,600,000	18,842,952

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)(d)
08/14/19	9.750%	$1,510,000	$1,810,299

TURKEY 1.3%
Turkey Government International Bond (d)
01/14/41	6.000%	2,200,000	2,189,000
Senior Unsecured
09/26/16	7.000%	4,735,000	5,412,105
11/07/19	7.500%	1,300,000	1,546,014
06/05/20	7.000%	850,000	986,000
03/30/21	5.625%	6,450,000	6,891,825
02/05/25	7.375%	8,680,000	10,372,600
03/17/36	6.875%	230,000	257,025
05/30/40	6.750%	1,500,000	1,635,000
Total			29,289,569
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)(d)
07/11/16	9.375%	1,300,000	1,250,248
Ukraine Government International Bond (b)(c)(d)
Senior Unsecured
02/23/21	7.950%	575,000	589,361
Ukraine Government International Bond (b)(d)
Senior Unsecured
06/26/12	6.385%	250,000	252,300
Total			2,091,909
URUGUAY 0.2%
Uruguay Government International Bond (c)(d)
Senior Unsecured PIK
01/15/33	7.875%	1,940,000	2,575,350
Uruguay Government International Bond (d)
Senior Unsecured
03/21/36	7.625%	725,000	957,000
Total			3,532,350
VENEZUELA 1.3%
Petroleos de Venezuela SA (b)(d)
11/02/17	8.500%	8,135,000	5,816,525
Petroleos de Venezuela SA (d)
04/12/17	5.250%	11,540,000	6,952,850
Venezuela Government International Bond (b)(d)
Senior Unsecured
02/26/16	5.750%	2,050,000	1,563,125
08/23/22	12.750%	3,006,000	2,604,699
05/07/23	9.000%	16,324,000	11,222,750
Total			28,159,949
Total Foreign Government Obligations (Cost: $480,236,758)			$539,390,684

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.7%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(g)(n)
10/01/11	7.358%	$2,820,000	$1,634,359
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	625,000	672,769
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2011C
11/01/39	5.000%	3,495,000	3,700,261
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,465,000	1,764,710
State of Illinois Unlimited General Obligation Taxable Bonds Series 2011
03/01/19	5.877%	5,895,000	6,316,610

Total Municipal Bonds (Cost: $14,158,220)			$14,088,709

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.9%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. Term Loan (e)(o)
03/30/16	2.728%	$197,500	$190,094
TASC, Inc. Tranche B Term Loan (e)(o)
12/18/15	4.500%	124,779	118,019
TransDigm, Inc. (e)(o)
2nd Lien Term Loan
02/14/17	4.000%	398,000	382,080
TransDigm, Inc. (e)(o)(p)
1st Lien Term Loan
02/14/17	4.000%	475,000	456,000
Total			1,146,193
Airlines 0.1%
Delta Air Lines, Inc. Term Loan (e)(o)
04/20/17	5.500%	650,000	599,085
U.S. Airways Group, Inc. Term Loan (e)(o)
03/21/14	2.721%	912,153	764,904

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Airlines (continued)
United Air Lines, Inc. Tranche B Term Loan (e)(o)
02/01/14	2.250%	$663,063	$606,371
Total			1,970,360
Automotive 0.1%
Allison Transmission, Inc. Term Loan (e)(o)
08/07/14	2.960%	583,242	546,790
Chrysler Group LLC Tranche B Term Loan (e)(o)
05/24/17	6.000%	425,000	381,225
Ford Motor Co. Tranche B1 Term Loan (e)(o)
12/15/13	2.960%	390,843	384,003
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (e)(o)
04/30/14	1.940%	1,425,000	1,317,413
UCI International, Inc. Term Loan (e)(o)
07/26/17	5.500%	472,625	459,037
Total			3,088,468
Building Materials 0.1%
Armstrong World Industries, Inc. Tranche B1 Term Loan (e)(o)
03/10/18	4.000%	324,188	304,331
CPG International I, Inc. Term Loan (e)(o)
02/18/17	6.000%	646,750	604,711
Custom Building Products, Inc. Term Loan (e)(o)
03/19/15	5.750%	77,627	72,581
Goodman Global, Inc. (e)(o)
1st Lien Term Loan
10/28/16	5.750%	95,750	94,109
2nd Lien Term Loan
10/30/17	9.000%	100,000	100,500
Potters Holdings II LP (e)(o)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	500,000	477,500
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	125,000	120,000
Total			1,773,732
Chemicals 0.4%
Ashland, Inc. Tranche B Term Loan (e)(o)
08/23/18	3.750%	500,000	488,840

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

Celanese U.S. Holdings LLC Term Loan (e)(o)
04/02/14	1.691%	$1,450,455	$1,363,428
Cristal Inorganic Chemicals U.S, Inc. 2nd Lien Term Loan (e)(o)
11/15/14	5.996%	125,000	120,937
Houghton International, Inc. Tranche B1 Term Loan (e)(o)
01/29/16	6.750%	255,877	250,760
Matrix Acquisition Corp. Tranche B Term Loan (e)(o)(p)
04/12/14	2.221%	675,000	645,469
Momentive Specialty Chemicals, Inc. (e)(o)
Tranche C1B Term Loan
05/05/15	4.000%	127,316	117,131
Tranche C2B Term Loan
05/05/15	4.000%	57,098	52,530
Tranche C4A Term Loan
05/05/13	2.562%	812,191	750,773
Tranche C5B Term Loan
05/05/15	4.000%	96,000	86,400
Nalco Co. Tranche B1 Term Loan (e)(o)
10/05/17	4.500%	173,688	172,168
Norit Holding BV Term Loan (d)(e)(o)
07/10/17	7.500%	225,000	219,375
Omnova Solutions, Inc. Term Loan (e)(o)
05/31/17	5.750%	648,371	628,920
PQ Corp. 1st Lien Term Loan (e)(o)
07/30/14	3.504%	636,207	581,493
Rockwood Specialties Group, Inc. Term Loan (e)(o)
02/09/18	3.750%	398,000	386,808
Solutia, Inc. Tranche 1 Term Loan (e)(o)
08/01/17	3.500%	642,455	612,343
Styron SARL Term Loan (d)(e)(o)
08/02/17	6.000%	447,750	411,370
Univar, Inc. Tranche B Term Loan (e)(o)
06/30/17	5.000%	970,125	895,183
Total			7,783,928

Construction Machinery 0.1%

Douglas Dynamics LLC Term Loan (e)(o)
04/18/18	5.750%	723,188	694,260

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Construction Machinery (continued)

NACCO Materials Handling Group, Inc. Term Loan (e)(o)
03/21/13	2.076%	$349,081	$335,118
Terex Corp. Term Loan (e)(o)
04/28/17	5.500%	550,000	539,000
Total			1,568,378

Consumer Cyclical Services 0.1%

Instant Web, Inc. (e)(o)
Delayed Draw Term Loan
08/07/14	3.596%	25,826	22,598
Term Loan
08/07/14	3.596%	247,753	216,784
KAR Auction Services, Inc. Term Loan (e)(o)
05/19/17	5.000%	150,000	142,500
Live Nation Entertainment, Inc. Tranche B Term Loan (e)(o)
11/07/16	4.500%	521,043	494,120
Sabre, Inc. Term Loan (e)(o)
09/30/14	2.230%	643,247	551,050
ServiceMaster Co. (The) (e)(o)
Delayed Draw Term Loan
07/24/14	2.720%	58,563	54,098
Term Loan
07/24/14	2.729%	588,069	543,229
Total			2,024,379

Consumer Products 0.2%

Affinion Group, Inc. Tranche B Term Loan (e)(o)
10/09/16	5.000%	445,619	401,338
Amscan Holdings, Inc. Term Loan (e)(o)
12/02/17	6.750%	918,747	878,166
Fender Musical Instruments Corp. (e)(o)
Delayed Draw Term Loan
06/09/14	2.480%	14,248	12,966
Term Loan
06/09/14	2.480%	28,202	25,664
Jarden Corp. Tranche B Term Loan (e)(o)
03/31/18	3.246%	224,438	220,409
NBTY, Inc. Tranche B1 Term Loan (e)(o)
10/01/17	4.250%	920,375	884,711
Prestige Brands, Inc. Term Loan (e)(o)
03/24/16	4.750%	57,633	56,432

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Products (continued)

Simmons Holdco, Inc. Term Loan (e)(g)(h)(o)(q)
02/15/12	3.750%	$2,601,458	$6,504
Visant Corp. Tranche B Term Loan (e)(o)
12/22/16	5.253%	971,684	880,763
Total			3,366,953

Diversified Manufacturing 0.1%

Acosta, Inc. Tranche B Term Loan (e)(o)
03/01/18	4.750%	623,437	587,983
Contech Construction Products, Inc. Term Loan (e)(o)
01/31/13	5.250%	356,322	275,483
Generac Acquisition Corp. 1st Lien Term Loan (e)(o)
11/10/13	2.742%	650,000	608,835
IMG Worldwide, Inc. Tranche B Term Loan (e)(o)
06/16/16	5.500%	750,000	690,000
N.E.W. Holdings I LLC Term Loan (e)(o)
03/23/16	6.000%	270,000	255,374
Tomkins LLC/Inc. (d)(e)(o)
Tranche B1 Term Loan
09/21/16	4.250%	669,272	642,314
Tomkins LLC/Inc. (d)(e)(o)(p)
Tranche B1 Term Loan
09/21/16	4.250%	125,000	119,965
Total			3,179,954

Electric 0.2%

Boston Generating LLC (e)(o)
1st Lien Revolving Letter of Credit
12/20/13	6.500%	354	80
1st Lien Synthetic Letter of Credit
12/20/13	4.573%	189	42
Tranche B 1st Lien Term Loan
12/20/13	6.500%	11,095	2,496
Calpine Corp. (e)(o)
Term Loan
04/01/18	4.500%	649,562	599,455
04/01/18	4.500%	250,000	230,715
Covanta Energy Corp. (e)(o)
Letter of Credit
02/10/14	1.646%	76,140	70,557
Term Loan
02/10/14	1.750%	148,087	137,227
Equipower Resources Holdings LLC Tranche B Term Loan (e)(o)
01/26/18	5.750%	75,000	71,906
FirstLight Power Resources, Inc. (e)(o)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)

2nd Lien Term Loan
05/01/14	4.750%	$750,000	$678,750
Tranche B 1st Lien Term Loan
11/01/13	2.750%	26,351	24,935
GenOn Energy, Inc./Americas, Inc. Term Loan (e)(o)
09/20/17	6.000%	424,250	405,867
NRG Energy, Inc. Term Loan (e)(o)
07/01/18	4.000%	650,000	625,625
TPF Generation Holdings LLC (e)(o)
1st Lien Synthetic Letter of Credit
12/15/13	2.246%	270,268	253,241
1st Lien Term Loan
12/15/13	2.246%	485,458	454,874
Synthetic Revolving Term Loan
12/15/11	2.246%	84,723	79,386
Texas Competitive Electric Holdings Co. LLC Term Loan (e)(o)
10/10/14	3.706%	1,345,944	1,022,918
Total			4,658,074

Entertainment 0.1%

24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (e)(o)
04/22/16	6.750%	222,750	208,939
AMC Entertainment, Inc. Tranche B2 Term Loan (e)(o)
12/15/16	3.503%	671,447	622,767
Carmike Cinemas, Inc. Term Loan (e)(o)
01/27/16	5.500%	159,473	149,606
Cedar Fair LP Tranche 1 Term Loan (e)(o)
12/15/17	4.000%	318,417	308,865
HIT Entertainment, Inc. 2nd Lien Term Loan (e)(o)
02/26/13	5.770%	200,000	176,334
Regal Cinemas Corp. Term Loan (e)(o)
08/23/17	3.496%	298,500	283,017
Six Flags Theme Parks, Inc. Tranche B Term Loan (e)(o)
06/30/16	5.250%	397,565	387,626
Sunshine Acquisition Ltd. Term Loan (e)(o)
06/01/12	5.514%	349,096	335,757
Total			2,472,911

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Environmental —%

EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (e)(o)
07/29/14	8.000%	$782,118	$762,565
Synagro Technologies, Inc. 1st Lien Term Loan (e)(o)
04/02/14	2.210%	177,169	153,841
Total			916,406

Food and Beverage 0.3%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (e)(o)
12/18/17	5.250%	174,125	163,416
Aramark Corp. (e)(o)
2nd Letter of Credit
07/26/16	3.472%	41,652	38,966
Tranche B Term Loan
07/26/16	3.496%	633,348	592,497
Dean Foods Co. Tranche B Term Loan (e)(o)
04/02/16	3.250%	970,101	898,963
Del Monte Foods Co. Term Loan (e)(o)
03/08/18	4.500%	800,000	754,000
Dole Food Co., Inc. Tranche B2 Term Loan (e)(o)
07/08/18	5.048%	307,237	295,869
Earthbound Holdings III LLC Term Loan (e)(o)
12/21/16	5.500%	845,750	818,263
JBS U.S.A. LLC Term Loan (e)(o)
05/25/18	4.250%	175,000	166,250
Michael Foods Group, Inc. Tranche B Term Loan (e)(o)
02/25/18	4.250%	144,383	137,742
Pierre Foods, Inc. 1st Lien Term Loan (e)(o)
09/30/16	7.000%	869,122	840,336
Solvest, Ltd. Tranche C2 Term Loan (e)(o)
07/08/18	5.060%	570,583	549,472
U.S. Foodservice, Inc. Term Loan (e)(o)
07/03/14	2.718%	746,114	667,772
WM. Bolthouse Farms, Inc. (e)(o)
1st Lien Term Loan
02/11/16	5.501%	555,739	540,918
2nd Lien Term Loan
08/11/16	9.500%	200,000	196,376

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Windsor Quality Food Co., Ltd. Tranche B Term Loan (e)(o)
02/16/17	5.000%	$727,125	$690,769
Total			7,351,609

Gaming 0.2%

Ameristar Casinos, Inc. Tranche B Term Loan (e)(o)
04/16/18	4.000%	274,312	263,340
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (e)(o)
01/28/15	3.241%	800,000	689,248
Caesars Octavius LLC Tranche B Term Loan (e)(o)
04/25/17	9.250%	725,000	692,375
Cannery Casino Resorts LLC 2nd Lien Term Loan (e)(o)
05/18/14	4.471%	25,000	21,250
Golden Nugget, Inc. 2nd Lien Term Loan (e)(o)
12/31/14	3.480%	50,000	34,125
Isle of Capri Casinos, Inc. Term Loan (e)(o)
11/01/13	4.750%	248,750	238,551
Las Vegas Sands LLC (e)(o)
Tranche B Term Loan
05/23/14	1.720%	433,436	399,225
11/23/16	2.720%	220,969	204,728
Tranche I Delayed Draw Term Loan
05/23/14	1.720%	88,921	81,903
11/23/16	2.720%	27,775	25,733
ROC Finance LLC Tranche B Term Loan (e)(o)(p)
08/19/17	8.500%	175,000	169,750
Twin River Worldwide Holdings, Inc. Term Loan (e)(o)
11/05/15	8.500%	417,808	414,674
Total			3,234,902

Health Care 0.4%

AMN Healthcare, Inc. (e)(o)
2nd Lien Term Loan
09/01/16	11.750%	100,000	95,500
Tranche B Term Loan
06/23/15	7.250%	69,469	65,648
Alere, Inc. Tranche B Term Loan (e)(o)
06/30/17	4.500%	200,000	188,300
Ardent Medical Services, Inc. Term Loan (e)(o)
09/15/15	6.500%	197,500	186,638

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

Community Health Systems, Inc. (e)(o)
Delayed Draw Term Loan
07/25/14	2.569%	$95,414	$88,479
Term Loan
07/25/14	2.569%	1,858,218	1,723,163
01/25/17	3.819%	77,448	70,768
ConvaTec, Inc. Term Loan (e)(o)
12/22/16	5.750%	671,625	633,564
DaVita, Inc. Tranche B Term Loan (e)(o)
10/20/16	4.500%	671,625	651,476
Emdeon Business Services LLC 2nd Lien Term Loan (e)(o)
05/16/14	5.230%	675,000	665,435
HCA, Inc. Tranche A1 Term Loan (e)(o)
11/16/12	1.496%	824,360	807,189
Health Management Associates, Inc. Tranche B Term Loan (e)(o)
02/28/14	1.996%	706,222	660,763
Inventiv Health, Inc. Term Loan (e)(o)
08/04/16	6.500%	548,001	516,946
Lifepoint Hospitals, Inc. Tranche B-2 Term Loan (e)(o)(p)
04/15/15	3.080%	500,000	480,315
MedAssets, Inc. Term Loan (e)(o)
11/16/16	5.250%	664,288	628,862
Onex Carestream Finance LP Term Loan (e)(o)
02/25/17	5.000%	698,250	569,074
Quintiles Transnational Corp. Tranche B Term Loan (e)(o)
06/08/18	5.000%	975,000	904,312
Res-Care, Inc. Tranche B Term Loan (e)(o)
12/22/16	7.250%	223,875	214,360
Select Medical Corp. Tranche B Term Loan (e)(o)
06/01/18	5.500%	275,000	247,041
Total			9,397,833

Independent Energy —%

MEG Energy Corp. Term Loan (d)(e)(o)
03/18/18	4.000%	175,000	167,344

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Integrated Energy —%

Gibson Energy ULC Term Loan (d)(e)(o)
06/15/18	5.750%	$250,000	$236,250

Life Insurance —%

CNO Financial Group, Inc. Tranche B1 Term Loan (e)(o)
09/30/16	6.250%	576,393	563,424

Media Cable 0.2%

Bresnan Broadband Holdings LLC Tranche B Term Loan (e)(o)
12/14/17	4.500%	223,875	213,322
Cequel Communications LLC Term Loan (e)(o)
11/05/13	2.205%	671,493	639,806
Charter Communications Operating LLC Tranche B1 Term Loan (e)(o)
03/06/14	2.230%	47,777	46,275
MCC Iowa LLC Tranche F Term Loan (e)(o)
10/23/17	4.500%	696,482	654,693
Mediacom Illinois LLC Tranche E Term Loan (e)(o)
10/23/17	4.500%	920,352	854,777
Quebecor Media Tranche B Term Loan (d)(e)(o)
01/17/13	2.249%	115,981	111,995
San Juan Cable LLC (e)(o)
2nd Lien Term Loan
06/09/18	10.000%	175,000	167,125
Tranche B 1st Lien Term Loan
06/09/17	6.000%	150,000	144,000
TWCC Holding Corp. Term Loan (e)(o)
02/11/17	4.250%	274,313	264,253
UPC Financing Partnership Tranche N Term Loan (d)(e)(o)
12/31/14	1.972%	750,000	705,375
WideOpenWest Finance LLC (e)(o)
1st Lien Term Loan
06/30/14	2.710%	546,490	496,623
Tranche A Term Loan
06/30/14	6.706%	122,626	114,042
Total			4,412,286

Media Non-Cable 0.6%

AMC Networks, Inc. Tranche B Term Loan (e)(o)
12/31/18	4.000%	200,000	192,750

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

CMP Susquehanna Corp. Term Loan (e)(o)
05/05/13	2.250%	$1,133,831	$1,118,955
Cengage Learning Acquisitions, Inc. Term Loan (e)(o)
07/03/14	2.500%	541,696	447,848
Citadel Broadcasting Corp. Term Loan (e)(o)
12/30/16	4.250%	550,000	541,981
Clear Channel Communications, Inc. Tranche B Term Loan (e)(o)
01/29/16	3.871%	1,382,730	1,034,890
Cumulus Media Holdings, Inc. 1st Lien Term Loan (e)(o)(p)
07/22/18	TBD	550,000	514,937
Cumulus Media, Inc. 2nd Lien Term Loan (e)(o)(p)
01/14/19	TBD	725,000	694,187
Emmis Operating Co. Tranche B Term Loan (e)(o)
11/01/13	4.246%	212,478	194,872
Encompass Digital Media Tranche B Term Loan (e)(o)
02/28/16	7.750%	523,688	518,451
GateHouse Media Operating, Inc. Term Loan (e)(o)
08/28/14	2.480%	691,938	195,819
Getty Images, Inc. Term Loan (e)(o)
11/07/16	5.250%	196,138	191,970
Gray Television, Inc Tranche B Term Loan (e)(o)
12/31/14	3.730%	920,232	841,681
Hubbard Radio LLC lst Lien Term Loan (e)(o)
04/28/17	5.250%	350,000	333,085
Intelsat Jackson Holdings SA (d)(e)(o)
Term Loan
02/01/14	2.750%	500,000	447,500
02/01/14	3.246%	125,000	113,125
MediaNews Group, Inc. Term Loan (e)(o)
03/19/14	8.500%	26,222	25,305
Newsday LLC Term Loan (e)(o)
08/01/13	6.499%	25,000	25,000
NextMedia Operating, Inc. Term Loan (e)(o)
05/27/16	8.250%	1,045,967	1,017,203

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Penton Media, Inc. 1st Lien Term Loan (e)(o)
08/01/14	5.000%	$486,653	$359,637
Postmedia Network, Inc. (d)(e)(o)
Tranche C Term Loan
07/13/16	6.250%	423,656	401,414
Postmedia Network, Inc. (d)(e)(o)(p)
Tranche C Term Loan
07/13/16	6.250%	292,944	277,564
Quad Graphics, Inc. Tranche B Term Loan (e)(o)
07/26/18	4.000%	700,000	660,625
Radio One, Inc. Term Loan (e)(o)
03/31/16	7.500%	748,125	721,941
Revolution Studios Distribution Co. LLC Tranche B Term Loan (e)(o)
12/21/14	3.980%	259,386	191,945
Sinclair Television Group, Inc. Tranche B Term Loan (e)(o)(p)
10/28/16	TBD	500,000	492,500
Spanish Broadcasting System, Inc. 1st Lien Term Loan (e)(o)
06/10/12	2.000%	772,939	668,592
Tribune Co. (o)(q)
Tranche B Term Loan
06/04/14	0.000%	98,750	59,222
Tranche X Term Loan
06/04/09	0.000%	17,067	10,176
Univision Communications, Inc. 1st Lien Term Loan (e)(o)
03/31/17	4.471%	1,189,453	1,022,929
Total			13,316,104

Non-Captive Diversified —%

iStar Financial, Inc. Tranche A2 Term Loan (e)(o)
06/30/14	7.000%	175,000	168,802

Oil Field Services —%

Frac Tech Services Term Loan (e)(o)(p)
05/06/16	6.250%	259,198	248,615

Other Financial Institutions 0.1%

Harland Clarke Holdings Corp. Tranche B Term Loan (e)(o)
06/30/14	2.737%	572,021	474,777

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Financial Institutions (continued)

Springleaf Financial Funding Co. Term Loan (e)(o)
05/10/17	5.500%	$275,000	$254,719
Vantiv LLC Tranche B1 1st Lien Term Loan (e)(o)
11/03/16	4.500%	673,312	648,487
Total			1,377,983

Other Industry —%

ATI Acquisition Co. Tranche B Term Loan (e)(g)(o)
12/30/14	8.250%	73,875	36,938
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan (e)(o)
07/19/13	2.791%	75,000	71,625
Total			108,563

Other Utility —%

BRSP LLC Term Loan (e)(o)
06/24/14	7.500%	393,089	376,383

Packaging 0.2%

BWay Holding Co. Tranche B Term Loan (e)(o)
02/23/18	4.503%	985,848	929,980
Berry Plastics Holding Corp. Tranche C Term Loan (e)(o)
04/03/15	2.208%	864,373	769,094
Graham Packaging Co. LP (e)(o)
Tranche C Term Loan
04/05/14	6.750%	645,051	638,420
Tranche D Term Loan
09/23/16	6.000%	223,312	221,079
ICL Industrial Containers ULC Tranche C Term Loan (e)(o)
02/23/18	4.503%	87,527	82,567
Reynolds Group Holdings, Inc. (e)(o)
Tranche B Term Loan
02/09/18	6.500%	523,688	500,645
Reynolds Group Holdings, Inc. (e)(o)(p)(r)
Tranche C Term Loan
08/09/18	5.250%	450,000	431,158
Total			3,572,943

Paper —%

Georgia-Pacific LLC Tranche B Term Loan (e)(o)
12/24/12	2.323%	696,316	691,240

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Paper (continued)

Rock-Tenn Co. Tranche B Term Loan (e)(o)
05/28/18	3.500%	$250,000	$247,032
Total			938,272

Pharmaceuticals —%

Endo Pharmaceuticals Holdings, Inc. (e)(o)
Tranche A Term Loan
06/17/16	2.750%	250,000	242,083
Tranche B Term Loan
06/17/18	4.000%	250,000	244,532
Grifols, Inc. Tranche B Term Loan (e)(o)
06/01/17	6.000%	75,000	73,200
Total			559,815

Property & Casualty —%

Asurion LLC 2nd Lien Term Loan (e)(o)
05/24/19	9.000%	1,000,000	956,790
HUB International Ltd. Term Loan (e)(o)
06/13/14	6.750%	49,372	47,520
Total			1,004,310

Refining —%

Wynnewood Refining Co. Term Loan (e)(o)
11/13/14	11.750%	48,239	47,756

REITs —%

CB Richard Ellis Services, Inc. Tranche C Term Loan (e)(o)(p)
03/04/18	3.471%	275,000	261,937

Retailers 0.6%

Academy Ltd. (e)(o)
Term Loan
08/03/18	6.000%	225,000	213,581
Academy Ltd. (e)(o)(p)
Term Loan
08/03/18	6.000%	125,000	118,656
Bass Pro Group LLC Term Loan (e)(o)
06/13/17	5.250%	675,000	635,175
Claire’s Stores, Inc. Tranche B Term Loan (e)(o)
05/29/14	2.997%	1,370,517	1,190,637

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

David’s Bridal, Inc. Term Loan (e)(o)
01/31/14	2.246%	$456,322	$438,069
Dollar General Corp. Tranche B1 Term Loan (e)(o)
07/07/14	2.977%	675,000	657,403
General Nutrition Centers, Inc. Tranche B Term Loan (e)(o)
03/02/18	4.250%	1,337,500	1,262,266
J. Crew Group, Inc. Term Loan (e)(o)
03/07/18	4.750%	922,687	821,773
JRD Holdings, Inc. Term Loan (e)(o)
07/02/14	2.487%	616,611	581,667
Jo-Ann Stores, Inc. Term Loan (e)(o)
03/16/18	4.750%	1,022,437	950,867
Michaels Stores, Inc. (e)(o)
Tranche B1 Term Loan
10/31/13	2.500%	861,634	814,244
Tranche B2 Term Loan
07/31/16	4.750%	246,951	232,381
Michaels Stores, Inc. (e)(o)(p)
Tranche B2 Term Loan
07/31/16	4.750%	400,000	376,400
Neiman Marcus Group, Inc. (The) Term Loan (e)(o)
05/16/18	4.750%	1,000,000	928,750
Orchard Supply Hardware LLC Term Loan (e)(o)
12/21/13	5.000%	919,669	706,609
Pantry, Inc. (The) (e)(o)
Delayed Draw Term Loan
05/15/14	1.980%	73,021	70,830
Term Loan
05/15/14	1.980%	776,979	753,670
Pep Boys-Manny, Moe & Jack (The) Term Loan (e)(o)
10/27/13	2.330%	559,003	532,450
PetCo Animal Supplies, Inc. Term Loan (e)(o)
11/24/17	4.500%	915,750	860,805
Rite Aid Corp. Tranche 2 Term Loan (e)(o)
06/04/14	1.970%	899,022	822,048
Sally Holdings LLC Tranche B Term Loan (e)(o)(p)
11/16/13	2.440%	512,713	503,740

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

Toys ‘R’ Us-Delaware, Inc. Term Loan (e)(o)
09/01/16	6.000%	$648,367	$607,520
Total			14,079,541

Supermarkets 0.1%

Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (e)(o)
06/14/12	8.750%	525,000	523,031
Supervalu, Inc. Tranche B2 Term Loan (e)(o)
10/05/15	3.471%	895,489	833,548
Total			1,356,579

Technology 0.3%

Aeroflex, Inc. Tranche B Term Loan (e)(o)
05/09/18	4.250%	225,000	208,312
CommScope, Inc. Term Loan (e)(o)
01/14/18	5.000%	224,438	215,460
Dealer Computer Services, Inc. (e)(o)
Tranche A Term Loan
04/21/16	2.718%	46,667	43,867
Tranche B Term Loan
04/21/18	3.750%	175,000	165,112
Edwards (Cayman Islands II) Ltd. (d)(e)(o)
1st Lien Term Loan
05/31/16	5.500%	448,872	412,590
05/31/16	5.500%	248,750	228,644
Fidelity National Information Services, Inc. Tranche B Term Loan (e)(o)
07/18/16	5.250%	546,994	538,899
First Data Corp. (e)(o)
Term Loan
03/26/18	4.217%	848,315	710,201
Tranche B1 Term Loan
09/24/14	2.967%	90,278	79,370
Freescale Semiconductor, Inc. Term Loan (d)(e)(o)
12/01/16	4.472%	925,213	841,176
Infor Enterprise Solutions Holdings, Inc. (e)(o)
1st Lien Delayed Draw Term Loan
07/28/15	5.980%	334,498	303,055
1st Lien Term Loan
07/28/15	5.980%	632,672	573,201
Interactive Data Corp. Tranche B Term Loan (e)(o)
02/11/18	4.500%	897,750	848,939
Kasima LLC Term Loan (e)(o)
03/31/17	5.000%	274,312	263,340

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

NDS Finance Ltd. Tranche B Term Loan (e)(o)
03/12/18	4.000%	$124,688	$114,713
Novell, Inc. 1st Lien Term Loan (e)(o)
04/27/17	6.500%	150,000	143,374
Rovi Solutions Corp./Guides, Inc. (e)(o)
Tranche A Term Loan
02/07/16	2.750%	100,000	96,500
Tranche B Term Loan
02/07/18	4.000%	99,750	95,927
Sensata Technology BV/Finance Co. LLC Term Loan (e)(o)
05/12/18	4.000%	325,000	312,406
SunGard Data Systems, Inc. Tranche B Term Loan (e)(o)
02/28/16	3.856%	562,350	531,421
Syniverse Holdings, Inc. Term Loan (e)(o)
12/21/17	5.250%	199,000	193,527
Trans Union LLC Term Loan (e)(o)
02/10/18	4.750%	199,500	189,226
Verint Systems, Inc. Term Loan (e)(o)
10/27/17	4.500%	199,500	190,688
Total			7,299,948

Textile —%

Levi Strauss & Co. Term Loan (e)(o)
03/27/14	2.471%	100,000	86,000
Springs Window Fashions LLC Tranche B Term Loan (e)(o)
05/31/17	6.000%	200,000	192,334
Total			278,334

Transportation Services 0.1%

Hertz Corp. (The) (e)(o)
Letter of Credit
03/11/18	3.750%	500,000	462,500
Tranche B Term Loan
03/11/18	3.750%	648,375	613,123
Total			1,075,623

Wireless 0.1%

Crown Castle Operating Co. Tranche B Term Loan (e)(o)
03/06/14	1.721%	51,627	48,400

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wireless (continued)

Hawaiian Telcom Communications, Inc. Term Loan (e)(o)
10/28/15	9.000%	$14,343	$14,337
MetroPCS Wireless, Inc. Tranche B3 Term Loan (e)(o)
03/19/18	4.000%	697,500	653,474
Ntelos, Inc. Tranche B Term Loan (e)(o)
08/07/15	4.000%	496,863	472,850
Total			1,189,061

Wirelines 0.1%

Alaska Communications Systems Holdings, Inc. Term Loan (e)(o)
10/21/16	5.500%	199,000	187,657
Integra Telecom Holdings, Inc. Term Loan (e)(o)
04/15/15	9.250%	198,000	186,367
Windstream Corp. Tranche B2 Term Loan (e)(o)
12/17/15	2.993%	913,052	872,878
Total			1,246,902
Total Senior Loans (Cost: $116,598,997)			$107,820,855

Issuer		Shares	Value

Common Stocks 0.1%

CONSUMER DISCRETIONARY 0.1%

Auto Components —%

Delphi Automotive LLP (s)		1	$26,179

Hotels, Restaurants & Leisure 0.1%

BLB Management Services , Inc.		5,526	58,484
Buffets Restaurants Holdings, Inc. (s)		1,852	4,630
Six Flags Entertainment Corp.		61,618	2,067,284
Total			2,130,398

Media —%

MediaNews Group, Inc.		2,495	74,850
TOTAL CONSUMER DISCRETIONARY			2,231,427

INDUSTRIALS —%

Industrial Conglomerates —%

Contech Construction Products, Inc. (s)		48,032	1,201

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		$1,201
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (s)	315	3,150
TOTAL INFORMATION TECHNOLOGY		3,150
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A (d)	3,806	131,878
Metals & Mining —%
Aleris International, Inc.	3,583	177,358
TOTAL MATERIALS		309,236
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (s)	478	9,679
TOTAL TELECOMMUNICATION SERVICES		9,679
Total Common Stocks (Cost: $2,862,067)		$2,554,693

Preferred Stocks —%
FINANCIALS —%
Commercial Banks —%
Lloyds Banking Group PLC, 6.657% (b)(d)	230,000	$131,100
TOTAL FINANCIALS		131,100
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Radio Holdings Corp. (b)(e)(g)(h)(s)	40,765	408
TOTAL INFORMATION TECHNOLOGY		408
Total Preferred Stocks (Cost: $125,656)		$131,508

Issuer		Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
CMP Susquehanna Corp. (b)(g)(h)		46,584	$466
Cumulus Media, Inc., Class A (g)		692	1,428
Total			1,894
TOTAL CONSUMER DISCRETIONARY			1,894
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Citadel Broadcasting Corp., Class B (g)		1,068	34,096
TOTAL INFORMATION TECHNOLOGY			34,096
Total Warrants (Cost: $32,099)			$35,990

		Shares	Value

Money Market Fund(t) 2.1%
Columbia Short-Term Cash Fund, 0.139% (u)(v)		46,558,460	$46,558,460
Total Money Market Fund (Cost: $46,558,460)			$46,558,460

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.7%
Asset-Backed Commercial Paper 1.3%
Barton Capital Corporation
09/01/11	0.220%	$4,999,969	$4,999,969
Gemini Securitization Corporation (FKA Twin Towers)
09/08/11	0.250%	4,998,993	4,998,993
LMA Americas LLC
09/06/11	0.550%	4,999,389	4,999,389
Matchpoint Finance PLC
09/01/11	0.250%	3,999,972	3,999,972
Rhein-Main Securitisation Ltd.
09/12/11	0.400%	4,998,167	4,998,167
Versailles Commercial Paper LLC
09/02/11	0.500%	4,999,514	4,999,514
Total			28,996,004

Certificates of Deposit 2.8%
ABM AMRO Bank N.V.
09/12/11	0.310%	3,499,036	3,499,036
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Bank of Nova Scotia
11/28/11	0.300%	$5,000,000	$5,000,000
Banque et Caisse d’Epargne de l’Etat
09/26/11	0.255%	1,999,547	1,999,547
Clydesdale Bank PLC
10/21/11	0.340%	4,995,659	4,995,659
Commerzbank AG
10/03/11	0.380%	5,000,000	5,000,000
Credit Suisse
11/17/11	0.300%	4,000,000	4,000,000
DnB NOR ASA
11/23/11	0.300%	3,000,000	3,000,000
Erste Bank der Oesterreichischen Sparkassen AG
09/08/11	0.350%	3,000,000	3,000,000
KBC Bank NV
09/01/11	0.250%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	3,000,000	3,000,000
Pohjola Bank PLC
09/28/11	0.300%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
09/06/11	0.150%	5,000,000	5,000,000
Societe Generale
09/01/11	0.250%	4,000,000	4,000,000
State Street Bank and Trust
09/23/11	0.150%	2,000,000	2,000,000
Union Bank of Switzerland
11/28/11	0.350%	3,000,000	3,000,000
United Overseas Bank Ltd.
09/26/11	0.280%	5,000,000	5,000,000
Total			61,494,242

Commercial Paper 0.2%
The Commonwealth Bank of Australia
11/28/11	0.270%	3,997,180	3,997,180

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.2%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	$4,000,000	$4,000,000

Repurchase Agreements 2.2%
Citigroup Global Markets, Inc. dated 08/31/11, matures 09/01/11, repurchase price $10,000,036 (w)
	0.130%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 08/31/11, matures 09/01/11, repurchase price $10,000,031 (w)
	0.110%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 08/31/11, matures 09/01/11, repurchase price $2,000,006 (w)
	0.100%	2,000,000	2,000,000
Natixis Financial Products, Inc. dated 08/31/11, matures 09/01/11, repurchase price $5,000,018 (w)
	0.130%	5,000,000	5,000,000
Pershing LLC dated 08/31/11, matures 09/01/11, repurchase price $1,000,006 (w)
	0.220%	1,000,000	1,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $19,333,254 (w)
	0.080%	19,333,212	19,333,212
Total			47,333,212
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $145,820,638)			$145,820,638
Total Investments (Cost: $2,264,251,789)(x)			$2,342,147,758(y	)
Other Assets & Liabilities, Net			(150,823,394)
Net Assets			$2,191,324,364

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	598	131,859,000	Jan. 2012	$17,784	$—
U.S. Treasury Note, 10-year	(1,913)	(246,836,781)	Dec. 2011	126,531	—
U.S. Treasury Long Bond, 20-year	317	43,121,906	Dec. 2011	281,851	—
U.S. Treasury Ultra Bond, 30-year	(200)	(28,631,250)	Dec. 2011	—	(34,674)
Total				$426,166	$(34,674)

Open Options Contracts Written at August 31, 2011

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received	Expiration Date	Value
U.S Treasury Note, 10-year Futures Contract	Call	570	$126.50	$986,180	Sept. 2011	$1,549,688
Total						$1,549,688

Credit Default Swap Contracts Outstanding at August 31, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	Sept. 20, 2014	1.470%	$10,000,000	$(101,994)	$—	$(67,375)	$—	$(169,369)
Total								$—	$(169,369)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	September 12, 2011	6,100,000	5,059,584	$—	$(133,589)
		(NZD)	(USD)
HSBC Securities (USA), Inc.	September 14, 2011	13,335,000	16,271,561	—	(281,527)
		(CHF)	(USD)
Goldman, Sachs & Co.	September 14, 2011	174,000	250,177	265	—
		(EUR)	(USD)
Goldman, Sachs & Co.	September 14, 2011	18,535,000	26,267,524	—	(353,861)
		(EUR)	(USD)
Citigroup Global Markets Inc.	September 14, 2011	68,234,000	10,603,884	—	(148,658)
		(SEK)	(USD)
Goldman, Sachs & Co.	September 14, 2011	10,851,199	10,225,000	61,026	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	September 14, 2011	16,339,161	87,342,000	—	(68,158)
		(USD)	(NOK)
Deutsche Bank	September 14, 2011	26,755,572	32,132,000	595,758	—
		(USD)	(NZD)
State Street Bank & Trust Company	September 28, 2011	5,678,000	8,167,235	13,544	—
		(EUR)	(USD)
Total				$670,593	$(985,793)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $569,827,698 or 26.00% of net assets.

(c)	At August 31, 2011, security was partially or fully on loan.
(d)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $707,813,629 or 32.30% of net assets.
(e)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(f)	Negligible market value.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $1,891,906, representing 0.09% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security	Acquisition Dates	Cost
Aleris International, Inc.
Senior Unsecured
06/01/20 6.000%	06-29-10	$—
ATI Acquisition Co.
Tranche B Team Loan	12-23-09	71,889
12/30/14 8.250%
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 7.358%	10-04-04	2,820,000
Citadel Broadcasting Corp., Class B
Warrants	06-14-07 thru 01-06-10	31,634
CMP Susquehanna Corp.
05/15/14 3.417%	03-26-09	164,947
CMP Susquehanna Radio Holdings Corp.	03-26-09	408
CMP Susquehanna Corp.
Warrants	03-26-09	466
Cumulus Media, Inc., Class A
Warrants	11-05-09	—
Simmons Holdco, Inc.
Term Loan
02/15/12 3.750%	02-02-07 thru 02-16-10	2,282,513
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $10,409, which represents 0.00% of net assets.

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Represents a security purchased on a when-issued or delayed delivery basis.
(k)

At August 31, 2011, investments in securities included securities valued at $6,786,424 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Represents a step coupon bond. These bonds are issued with a zero-coupon and become interest bearing at a future date. The rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2011, the value of these securities amounted to $1,634,359 or 0.07% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of August 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2011, the value of these securities amounted to $75,902, which represents 0.00% of net assets.

(r)

At August 31, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment
Reynolds Group Holdings, Inc.

Tranche C Term Loan	$450,000
(s)	Non-income producing.
(t)	At August 31, 2011, cash or short-term securities were designated to cover open put and/or call options written on futures.
(u)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(v)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,988,808	$231,930,887	$(198,361,235)	$—	$46,558,460	$18,074	$46,558,460

(w)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)
Security Description	Value
Fannie Mae REMICS	$3,939,304
Fannie Mae-Aces	280,337
Freddie Mac REMICS	5,049,404
Government National Mortgage Association	930,955
Total Market Value of Collateral Securities	$10,200,000
MF Global Holdings Ltd. (0.110%)
Security Description	Value
Fannie Mae REMICS	$388,778
Federal Home Loan Mortgage Corp	193,709
Federal National Mortgage Association	142,693
Freddie Mac Gold Pool	5,306,301
Freddie Mac REMICS	910,036
Government National Mortgage Association	1,968,169
United States Treasury Strip Coupon	1,025,184
United States Treasury Strip Principal	265,245
Total Market Value of Collateral Securities	$10,200,115
Mizuho Securities USA, Inc. (0.100%)
Security Description	Value
Fannie Mae Pool	$639,323
Freddie Mac Gold Pool	278,631
Freddie Mac REMICS	135,562
Ginnie Mae I Pool	829,190
Government National Mortgage Association	157,294
Total Market Value of Collateral Securities	$2,040,000
Natixis Financial Products, Inc. (0.130%)
Security Description	Value
Fannie Mae Interest Strip	$1,355,889
Fannie Mae Pool	703,124
Fannie Mae REMICS	1,217,607
Freddie Mac Discount Notes	349,583
Freddie Mac Gold Pool	800,348
Freddie Mac REMICS	468,459
Freddie Mac Strips	142,125
Government National Mortgage Association	62,893
Total Market Value of Collateral Securities	$5,100,028
Pershing LLC (0.220%)
Security Description	Value
Fannie Mae Pool	$43,998
Fannie Mae REMICS	292,662
Fannie Mae Whole Loan	2,528
Freddie Mac REMICS	632,114
Government National Mortgage Association	48,698
Total Market Value of Collateral Securities	$1,020,000
UBS Securities LLC (0.080%)
Security Description	Value
Fannie Mae Pool	$13,981,226
Freddie Mac Gold Pool	5,552,616
Freddie Mac Non Gold Pool	186,033
Total Market Value of Collateral Securities	$19,719,875

(x)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $2,264,252,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,196,000
Unrealized Depreciation	(36,300,000)
Net Unrealized Appreciation	$77,896,000

(y)	Securities are valued using policies described in the notes to financials in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2011.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Banking	$—	$31,990,537	$759,290	$32,749,827
Electric	—	81,622,933	114,622	81,737,555
Metals	—	46,157,848	3,031	46,160,879
All other industries	—	938,852,259	—	938,852,259
Residential Mortgage-Backed Securities - Agency	—	120,466,503	—	120,466,503
Residential Mortgage-Backed Securities - Non-Agency	—	35,425,573	16,067,013	51,492,586
Commercial Mortgage-Backed Securities - Non-Agency	—	59,922,487	—	59,922,487
Asset-Backed Securities - Non-Agency	—	2,851,851	—	2,851,851
Inflation-Indexed Bonds	—	60,963,091	—	60,963,091
U.S. Treasury Obligations	85,045,604	5,503,579	—	90,549,183
Foreign Government Obligations	—	538,430,490	960,194	539,390,684
Municipal Bonds	—	14,088,709	—	14,088,709
Total Bonds	85,045,604	1,936,275,860	17,904,150	2,039,225,614

Senior Loans	—
Building Materials	—	1,176,232	597,500	1,773,732
Chemicals	—	5,791,580	1,992,348	7,783,928
Construction Machinery	—	1,233,260	335,118	1,568,378
Consumer Products	—	2,959,111	407,842	3,366,953
Food and Beverage	—	7,185,359	166,250	7,351,609
Health Care	—	9,055,292	342,541	9,397,833
Media Non-Cable	—	12,350,153	965,951	13,316,104
Other Industry	—	71,625	36,938	108,563
Other Utility	—	—	376,383	376,383
Refining	—	—	47,756	47,756
Retailers	—	13,255,041	824,500	14,079,541
Technology	—	6,896,241	403,707	7,299,948
All other industries	—	41,350,127	—	41,350,127
Total Senior Loans	—	101,324,021	6,496,834	107,820,855

Equity Securities
Common Stocks
Consumer Discretionary	2,067,284	84,663	79,480	2,231,427
Industrials	—	—	1,201	1,201
Information Technology	—	—	3,150	3,150
Materials	131,878	—	177,358	309,236
Telecommunication Services	9,679	—	—	9,679

Preferred Stocks
Financials	—	131,100	—	131,100
Information Technology	—	—	408	408
Warrants
Consumer Discretionary	—	1,428	466	1,894
Information Technology	—	34,096	—	34,096
Total Equity Securities	2,208,841	251,287	262,063	2,722,191

Other
Affiliated Money Market Fund(c)	46,558,460	—	—	46,558,460
Investments of Cash Collateral Received for Securities on Loan	—	145,820,638	—	145,820,638
Total Other	46,558,460	145,820,638	—	192,379,098

Investments in Securities	133,812,905	2,183,671,806	24,663,047	2,342,147,758
Derivatives(d)
Assets
Futures Contracts	426,166	—	—	426,166
Forward Foreign Currency Exchange Contracts	—	670,593	—	670,593
Liabilities
Futures Contracts	(34,674)	—	—	(34,674)
Options Contracts Written	(563,508)	—	—	(563,508)
Forward Foreign Currency Exchange Contracts	—	(985,793)	—	(985,793)
Credit Default Swap Contract	—	(169,369)	—	(169,369)
Total	$133,640,889	$2,183,187,237	$24,663,047	$2,341,491,173

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d) Futures contracts, options contracts written, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage- Backed	Foreign
	Corporate	Securities -	Government	Senior	Preferred	Common
	Bonds & Notes	Non-Agency	Obligations	Loans	Stocks	Stocks	Warrants	Total
Balance as of May 31, 2011	$161,000	$11,257,231	$—	$2,139,296	$408	$—	$466	$13,558,401
Accrued discounts/premiums	(257)	9,989	8,771	2,559	—	—	—	21,062
Realized gain (loss)	85	1,605	—	1,274	*	*	*	2,964
Change in unrealized appreciation (depreciation)*	71,834	(193,610)	116,559	(343,249)	—	(90,826)	—	(439,292)
Sales	(20,125)	(908,188)	—	(21,787)	—	—	—	(950,100)
Purchases	825,406	8,032,815	834,864	2,782,337	—	352,015	—	12,827,437
Issuances	—	—	—	—	—	—	—	—
Settlements	—	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	2,160,841	—	—	—	2,160,841
Transfers out of Level 3	(161,000)	(2,132,829)	—	(224,437)	—	—	—	(2,518,266)
Balance as of August 31, 2011	$876,943	$16,067,013	$960,194	$6,496,834	$408	$261,189	$466	$24,663,047

*Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $(439,292).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 24, 2011